Securities Act File No. 333-131820

ICA No. 811- 21853

As filed with the Securities and Exchange Commission on April 16, 2012

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [   ]

 Pre-Effective Amendment No.    ____   [   ]

 Post-Effective Amendment No.   _54  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [   ]

Amendment No.                             55   [X]

(Check Appropriate Box or Boxes)

Northern Lights Variable Trust

(Exact Name of Registrant as Specified in Charter)

4020 South 147th Street

Omaha, NE 68137

Attention:  Michael Miola

 (Address of Principal Executive Offices)(Zip Code)

(631) 470-2600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copies to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 312 Walnut Street, Suite 1400 Cincinnati, Ohio 45202 513-352-6725 (phone) 513-241-4771 (fax)	Emile R. Molineaux, General Counsel Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, New York 11788 (631) 470-2616 (phone) (631) 470-2702 (fax)

  Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

( )

immediately upon filing pursuant to paragraph (b).

(X)

on May 1, 2012 pursuant to paragraph (b).

(  )

60 days after filing pursuant to paragraph (a)(1).

( )

on (date) pursuant to paragraph (a)(1).

( )

75 days after filing pursuant to paragraph (a)(2).

( )

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

( )

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TOPSTM	Capital Preservation ETF Portfolio
TOPSTM	Balanced ETF Portfolio
TOPSTM	Moderate Growth ETF Portfolio
TOPSTM	Growth ETF Portfolio
TOPSTM	Aggressive Growth ETF Portfolio
TOPSTM	Protected Balanced ETF Portfolio
TOPSTM	Protected Moderate Growth ETF Portfolio
TOPSTM	Protected Growth ETF Portfolio

Class 1 shares

Class 2 shares

PROSPECTUS

May 1, 2012

1-855-572-5945

This Prospectus provides important information about the Portfolios that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

PORTFOLIO SUMMARY: TOPSTM Capital Preservation ETF Portfolio
PORTFOLIO SUMMARY: TOPSTM Balanced ETF Portfolio
PORTFOLIO SUMMARY: TOPSTM Moderate Growth ETF Portfolio
PORTFOLIO SUMMARY: TOPSTM Growth ETF Portfolio
PORTFOLIO SUMMARY: TOPSTM Aggressive Growth ETF Portfolio
PORTFOLIO SUMMARY: TOPSTM Protected Balanced ETF Portfolio
PORTFOLIO SUMMARY: TOPSTM Protected Moderate Growth ETF Portfolio
PORTFOLIO SUMMARY: TOPSTM Protected Growth ETF Portfolio
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
General Information about the Portfolios, Adviser and Sub-Adviser
Investment Objectives
Principal Investment Strategies
Principal Risks
Temporary Investments
Portfolio Holdings Disclosure
MANAGEMENT
Investment Adviser
Investment Adviser Portfolio Managers
Sub-Adviser (Protected Portfolios Only)
Sub-Adviser Portfolio Manager
HOW SHARES ARE PRICED
HOW TO PURCHASE AND REDEEM SHARES
TAX CONSEQUENCES
DIVIDENDS AND DISTRIBUTIONS
FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES
DISTRIBUTION OF SHARES
Distributor
Distribution Fees
Additional Compensation to Financial Intermediaries
Householding
VOTING AND MEETINGS
FINANCIAL HIGHLIGHTS
Privacy Notice

PORTFOLIO SUMMARY: TOPSTM Capital Preservation ETF Portfolio

Investment Objectives:  The Portfolio seeks to preserve capital and provide moderate income and moderate capital appreciation.

Fees and Expenses of the Portfolio:  This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares
Management Fees	0.10%	0.10%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	0.10%	0.10%
Acquired Fund Fees and Expenses	0.25%	0.25%
Total Annual Portfolio Operating Expenses (2)	0.45%	0.70%

(1)

Other expenses are contractually limited to 0.10%.

(2)

The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class 1	$ 46	$ 144	$252	$567
Class 2	$ 72	$ 224	$390	$871

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.  A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio is a fund-of-funds that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").  Each ETF included in the Portfolio invests primarily in securities representing the following asset class:

▪

U.S. Government Fixed Income Securities

▪

U.S. Corporate Fixed Income Securities

▪

U.S. Common and Preferred Stocks

▪

Foreign Common and Preferred Stocks

▪

U.S. Real Estate-Related Securities ("REITS")

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade.  No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as "junk bond" credit quality).  The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group.  The Portfolio invests in common and preferred stock ETFs without restriction as to underlying issuer country, capitalization or currency.  The Portfolio invests in REIT ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPSTM (The Optimized Portfolio System) methodology.  The TOPSTM methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility).  To achieve the Portfolio’s capital preservation and moderate income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 70% of Portfolio assets to fixed income ETFs.  To achieve the moderate capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 30% of Portfolio assets to a combination of equity ETFs and REIT ETFs.  Furthermore, the adviser selects some equity ETFs that are composed of value stocks. The adviser expects value stocks (those with a lower than average price-to-earnings ratio) to have returns that are less volatile than the equity market as a whole.

The adviser selects individual ETFs that it believes are representative of an asset class, have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs.  The adviser sells individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

The following risks apply to the Portfolio through its investments in ETFs.

▪

Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

▪

Emerging Market Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

▪

ETF Risk:  The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

▪

Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

▪

Limited History of Operation:  The Portfolio has a limited history of operation.  The adviser has not previously managed a mutual fund.

▪

Management Risk:  The adviser’s dependence on the TOPSTM methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

▪

Market Risk:  Overall securities market risks may affect the value of individual ETFs.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

▪

Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

▪

Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with short-term to intermediate-term investment horizons who seek capital preservation as well as the opportunity for modest income and modest capital appreciation.

Performance:  Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of this Prospectus.

Investment Adviser:  ValMark Advisers, Inc.

Investment Adviser Portfolio Managers:  Michael McClary, MBA, Chief Investment Officer of the adviser, and Otto Bosshard, CFA, Senior Portfolio Advisor of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2011.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio’s intention to distribute all such income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson for more information.

PORTFOLIO SUMMARY: TOPSTM Balanced ETF Portfolio

Investment Objectives:  The Portfolio seeks income and capital appreciation.

Fees and Expenses of the Portfolio:  This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares
Management Fees	0.10%	0.10%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	0.10%	0.10%
Acquired Fund Fees and Expenses	0.28%	0.28%
Total Annual Portfolio Operating Expenses (2)	0.48%	0.73%

(1)

Other expenses are contractually limited to 0.10%.

(2)

The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class 1	$ 49	$ 154	$269	$604
Class 2	$ 75	$ 233	$406	$906

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.  A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio is a fund-of-funds that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").  Each ETF included in the Portfolio invests primarily in securities representing the following asset class:

▪

U.S. Government Fixed Income Securities

▪

U.S. Corporate Fixed Income Securities

▪

U.S. Common and Preferred Stocks

▪

Foreign Common and Preferred Stocks

▪

U.S. Real Estate-Related Securities ("REITS")

▪

U.S. Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade.  No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as "junk bond" credit quality).  The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group.  The Portfolio invests in common and preferred stock ETFs without restriction as to underlying issuer country, capitalization or currency.  The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPSTM (The Optimized Portfolio System) methodology.  The TOPSTM methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility).  Under normal market conditions, the Portfolio invests at least 25% of its assets in equity ETFs and at least 25% of its assets in fixed income ETFs.  However, to achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 50% of Portfolio assets to fixed income ETFs.  To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 50% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs.  Furthermore, the adviser selects some equity ETFs that are composed of value stocks. The adviser expects value stocks (those with a lower than average price-to-earnings ratio) to have returns that are less volatile than the equity market as a whole.

The adviser selects individual ETFs that it believes are representative of an asset class, have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs.  The adviser sells individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

The following risks apply to the Portfolio through its investments in ETFs.

▪

Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

▪

Emerging Market Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

▪

ETF Risk:  The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

▪

Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

▪

Limited History of Operation:  The Portfolio has a limited history of operation.  The adviser has not previously managed a mutual fund.

▪

Management Risk:  The adviser’s dependence on the TOPSTM methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

▪

Market Risk:  Overall securities market risks may affect the value of individual ETFs.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

▪

Natural Resource Risk:  Exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than the securities market as a whole.  Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

▪

Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

▪

Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with intermediate-term  to long-term investment horizons who seek to balance out a desire for investment returns with a desire for lower levels of risk than typically found in funds with more aggressive asset allocation.

Performance:  Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of this Prospectus.

Investment Adviser:  ValMark Advisers, Inc.

Investment Adviser Portfolio Managers:  Michael McClary, MBA, Chief Investment Officer of the adviser, and Otto Bosshard, CFA, Senior Portfolio Advisor of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2011.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio’s intention to distribute all such income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson for more information.

PORTFOLIO SUMMARY: TOPSTM Moderate Growth ETF Portfolio

Investment Objectives:  The Portfolio seeks capital appreciation.

Fees and Expenses of the Portfolio:  This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares
Management Fees	0.10%	0.10%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	0.10%	0.10%
Acquired Fund Fees and Expenses	0.28%	0.28%
Total Annual Portfolio Operating Expenses (2)	0.48%	0.73%

(1)

Other expenses are contractually limited to 0.10%.

(2)

The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class 1	$ 49	$ 154	$269	$604
Class 2	$ 75	$ 233	$406	$906

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.  A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio is a fund-of-funds that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").  Each ETF included in the Portfolio invests primarily in securities representing the following asset class:

▪

U.S. Government Fixed Income Securities

▪

U.S. Corporate Fixed Income Securities

▪

U.S. Common and Preferred Stocks

▪

Foreign Common and Preferred Stocks

▪

U.S. Real Estate-Related Securities ("REITS")

▪

U.S. Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade.  No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as "junk bond" credit quality).  The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group.  The Portfolio invests in common and preferred stock ETFs without restriction as to underlying issuer country, capitalization or currency.  The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPSTM (The Optimized Portfolio System) methodology.  The TOPSTM methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility).  To achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 35% of Portfolio assets to fixed income ETFs.  To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 65% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs.

The adviser selects individual ETFs that it believes are representative of an asset class, have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs.  The adviser sells individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

The following risks apply to the Portfolio through its investments in ETFs.

▪

Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

▪

Emerging Market Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

▪

ETF Risk:  The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

▪

Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

▪

Limited History of Operation:  The Portfolio has a limited history of operation.  The adviser has not previously managed a mutual fund.

▪

Management Risk:  The adviser’s dependence on the TOPSTM methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

▪

Market Risk:  Overall securities market risks may affect the value of individual ETFs.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

▪

Natural Resource Risk:  Exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than the securities market as a whole.  Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

▪

Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

▪

Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with long-term investment horizons who are willing to accept moderate return volatility in pursuit of higher returns than are typically found in funds with more conservative asset allocation.

Performance:  Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of this Prospectus.

Investment Adviser:  ValMark Advisers, Inc.

Investment Adviser Portfolio Managers:  Michael McClary, MBA, Chief Investment Officer of the adviser, and Otto Bosshard, CFA, Senior Portfolio Advisor of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2011.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio’s intention to distribute all such income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson for more information.

PORTFOLIO SUMMARY: TOPSTM Growth ETF Portfolio

Investment Objectives:  The Portfolio seeks capital appreciation.

Fees and Expenses of the Portfolio:  This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares
Management Fees	0.10%	0.10%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	0.10%	0.10%
Acquired Fund Fees and Expenses	0.30%	0.30%
Total Annual Portfolio Operating Expenses (2)	0.50%	0.75%

(1)

Other expenses are contractually limited to 0.10%.

(2)

The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class 1	$ 51	$ 160	$280	$628
Class 2	$ 77	$ 240	$417	$930

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.  A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 180% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio is a fund-of-funds that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").  Each ETF included in the Portfolio invests primarily in securities representing the following asset class:

▪

U.S. Government Fixed Income Securities

▪

U.S. Corporate Fixed Income Securities

▪

U.S. Common and Preferred Stocks

▪

Foreign Common and Preferred Stocks

▪

U.S. Real Estate-Related Securities ("REITS")

▪

U.S. Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade.  No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as "junk bond" credit quality).  The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group.  The Portfolio invests in common and preferred stock ETFs without restriction as to underlying issuer country, capitalization or currency.  The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPSTM (The Optimized Portfolio System) methodology.  The TOPSTM methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility).  To achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 15% of Portfolio assets to fixed income ETFs.  To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 85% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs.  Furthermore, the adviser selects some equity ETFs that are composed of growth stocks.  The adviser expects growth stocks, those with higher than average earnings growth and, typically, higher than average price-to-earnings ratios, to have returns that are higher than the equity market as a whole.

The adviser selects individual ETFs that it believes are representative of an asset class, have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs.  The adviser sells individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

The following risks apply to the Portfolio through its investments in ETFs.

▪

Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

▪

Emerging Market Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

▪

ETF Risk:  The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

▪

Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

▪

Limited History of Operation:  The Portfolio has a limited history of operation.  The adviser has not previously managed a mutual fund.

▪

Management Risk:  The adviser’s dependence on the TOPSTM methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

▪

Market Risk:  Overall securities market risks may affect the value of individual ETFs.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

▪

Natural Resource Risk:  Exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than the securities market as a whole.  Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

▪

Portfolio Turnover Risk.  The Portfolio may have a high portfolio turnover (100% or more) which could result in greater transaction costs, lower Portfolio performance and higher tax liability for shareholders.

▪

Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

▪

Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with long-term investment horizons who are willing to accept higher return volatility in pursuit of higher returns.

Performance:  Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of this Prospectus.

Investment Adviser:  ValMark Advisers, Inc.

Investment Adviser Portfolio Managers:  Michael McClary, MBA, Chief Investment Officer of the adviser, and Otto Bosshard, CFA, Senior Portfolio Advisor of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2011.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio’s intention to distribute all such income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson for more information.

PORTFOLIO SUMMARY: TOPSTM Aggressive Growth ETF Portfolio

Investment Objectives:  The Portfolio seeks capital appreciation.

Fees and Expenses of the Portfolio:  This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares
Management Fees	0.10%	0.10%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	0.10%	0.10%
Acquired Fund Fees and Expenses	0.26%	0.26%
Total Annual Portfolio Operating Expenses (2)	0.46%	0.71%

(1)

Other expenses are contractually limited to 0.10%.

(2)

The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class 1	$ 47	$ 148	$258	$579
Class 2	$ 73	$ 227	$395	$883

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.  A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio is a fund-of-funds that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").  Each ETF included in the Portfolio invests primarily in securities representing the following asset class:

▪

U.S. Common and Preferred Stocks

▪

Foreign Common and Preferred Stocks

▪

U.S. Real Estate-Related Securities ("REITS")

▪

U.S. Natural Resource-Related Securities

The Portfolio invests in common and preferred stock ETFs without restriction as to underlying issuer country, capitalization or currency.  The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPSTM (The Optimized Portfolio System) methodology.  The TOPSTM methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility).  The adviser selects some equity ETFs that are composed of growth stocks.  The adviser expects growth stocks, those with higher than average earnings growth and, typically, higher than average price-to-earnings ratios, to have returns that are higher than the equity market as a whole.

The adviser selects individual ETFs that it believes are representative of an asset class, have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs.  The adviser sells individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

The following risks apply to the Portfolio through its investments in ETFs.

▪

Emerging Market Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

▪

ETF Risk:  The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Limited History of Operation:  The Portfolio has a limited history of operation.  The adviser has not previously managed a mutual fund.

▪

Management Risk:  The adviser’s dependence on the TOPSTM methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

▪

Market Risk:  Overall securities market risks may affect the value of individual ETFs.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

▪

Natural Resource Risk:  Exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than the securities market as a whole.  Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

▪

Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

▪

Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with long-term investment horizons who are willing to accept high return volatility in pursuit of higher returns.

Performance:  Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of this Prospectus.

Investment Adviser:  ValMark Advisers, Inc.

Investment Adviser Portfolio Managers:  Michael McClary, MBA, Chief Investment Officer of the adviser, and Otto Bosshard, CFA, Senior Portfolio Advisor of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2011.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio’s intention to distribute all such income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson for more information.

PORTFOLIO SUMMARY: TOPSTM Protected Balanced ETF Portfolio

Investment Objectives:  The Portfolio seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

Fees and Expenses of the Portfolio:  This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares
Management Fees	0.30%	0.30%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	0.10%	0.10%
Acquired Fund Fees and Expenses	0.27%	0.27%
Total Annual Portfolio Operating Expenses (2)	0.67%	0.92%

(1)

Other expenses are contractually limited to 0.10%.

(2)

The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class 1	$ 68	$ 214	$373	$835
Class 2	$ 94	$ 293	$509	$1,131

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.  A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio is a fund-of-funds that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").  The Portfolio also employs exchange-traded futures contracts to hedge market risk and reduce return volatility.  Each ETF included in the Portfolio invests primarily in securities representing the following asset class:

▪

U.S. Government Fixed Income Securities

▪

U.S. Corporate Fixed Income Securities

▪

U.S. Common and Preferred Stocks

▪

Foreign Common and Preferred Stocks

▪

U.S. Real Estate-Related Securities ("REITS")

▪

U.S. Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as "junk bond" credit quality).  The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group.  The Portfolio invests in common and preferred stock ETFs without restriction as to underlying issuer country, capitalization or currency.  The Portfolio invests in REIT ETFs and Natural Resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPSTM (The Optimized Portfolio System) methodology.  The TOPSTM methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility).  Under normal market conditions, the Portfolio invests at least 25% of its assets in equity ETFs and at least 25% of its assets in fixed income ETFs.  However, to achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 50% of Portfolio assets to fixed income ETFs.  To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 50% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs.  Furthermore, the adviser selects some equity ETFs that are composed of value stocks. The adviser expects value stocks, those with a better than average price-to-earnings ratio, to have returns that are less volatile than the equity market as a whole.

The adviser selects individual ETFs that it believes are representative of an asset class, have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs.  The adviser sells individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile.

The Portfolio’s adviser seeks to reduce return volatility by employing a sub-adviser to execute a portfolio "protection" strategy.  The sub-adviser’s protection strategy consists of using hedge instruments (short positions in exchange-traded futures contracts) to protect the majority of the Portfolio’s securities.  The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio’s ETF positions.  The sub-adviser adjusts short futures positions to manage overall net Portfolio risk exposure.  During periods of rising security prices, the amount of futures contracts will ratchet upwards to preserve gains on the Portfolio’s ETF positions.  During a market decline, the value of the Portfolio’s ETF securities will decrease while the futures contracts will increase in value.  Following declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to protect the Portfolio.  The sub-adviser also adjusts short futures positions to realign individual hedges when the adviser rebalances the Portfolio’s asset allocation profile.  Depending on market conditions, scenarios may occur where the portfolio has no long or short position in any futures contracts.

The Portfolio and the adviser have requested, or intend to request, that the Securities and Exchange Commission grant an order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.  Until that order is granted, shareholder approval is required if the adviser hires a new sub-adviser or sub-advisers.  However, there is no guarantee that such an order will be issued.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

The following risks apply to the Portfolio through its investments in ETFs and futures.

▪

Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

▪

Emerging Market Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

▪

ETF Risk:  The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

▪

Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Futures Risk:  Futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the ETFs they are intended to hedge.  Futures create leverage, which can magnify the Portfolio’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio’s share price.

▪

Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

▪

Limited History of Operation:  The Portfolio has a limited history of operation.  The adviser and sub-adviser have not previously managed a mutual fund.

▪

Management Risk:  The adviser’s dependence on the TOPSTM methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and futures in which the Portfolio invests may prove to be incorrect and may not produce the desired results.  The sub-adviser’s portfolio protection strategy may not effectively protect the Portfolio from market declines and will limit the Portfolio’s participation in market gains.

▪

Market Risk:  Overall securities market risks may affect the value of futures and individual ETFs.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

▪

Natural Resource Risk:  Exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than the securities market as a whole.  Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

▪

Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

▪

Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with intermediate-term to long-term investment horizons who seek to balance out a desire for investment returns with a desire for lower levels of risk than typically found in funds with medium-to-aggressive asset allocation.

Performance:  Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of this Prospectus.

Investment Adviser:  ValMark Advisers, Inc.

Investment Adviser Portfolio Managers:  Michael McClary, MBA, Chief Investment Officer of the adviser, and Otto Bosshard, CFA, Senior Portfolio Advisor of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2011.

Sub-Adviser:  Milliman, Inc.

Sub-Adviser Portfolio Manager:  Adam Schenck, CFA, Financial Risk Management Portfolio Manager of the sub-adviser, has served as a portfolio manager since the Portfolio commenced operations in 2011.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio’s intention to distribute all such income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson for more information.

PORTFOLIO SUMMARY: TOPSTM Protected Moderate Growth ETF Portfolio

Investment Objectives:  The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.

Fees and Expenses of the Portfolio:  This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares
Management Fees	0.30%	0.30%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	0.10%	0.10%
Acquired Fund Fees and Expenses	0.25%	0.25%
Total Annual Portfolio Operating Expenses (2)	0.65%	0.90%

(1)

Other expenses are contractually limited to 0.10%.

(2)

The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class 1	$ 66	$ 208	$362	$810
Class 2	$ 92	$ 287	$498	$1,108

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.  A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio is a fund-of-funds that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").  The Portfolio also employs exchange-traded futures contracts to hedge market risk and reduce return volatility.  Each ETF included in the Portfolio invests primarily in securities representing the following asset class:

▪

U.S. Government Fixed Income Securities

▪

U.S. Corporate Fixed Income Securities

▪

U.S. Common and Preferred Stocks

▪

Foreign Common and Preferred Stocks

▪

U.S. Real Estate-Related Securities ("REITS")

▪

U.S. Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade.  No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as "junk bond" credit quality).  The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group.  The Portfolio invests in common and preferred stock ETFs without restriction as to underlying issuer country, capitalization or currency.  The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPSTM (The Optimized Portfolio System) methodology.  The TOPSTM methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility).  To achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 35% of Portfolio assets to fixed income ETFs.  To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 65% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs.

The adviser selects individual ETFs that it believes are representative of an asset class, have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs.  The adviser sells individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile.

The Portfolio’s adviser seeks to reduce return volatility by employing a sub-adviser to execute a portfolio "protection" strategy.  The sub-adviser’s protection strategy consists of using hedge instruments (short positions in exchange-traded futures contracts) to protect the majority of the Portfolio’s securities.  The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio’s ETF positions.  The sub-adviser adjusts short futures positions to manage overall net Portfolio risk exposure.  During periods of rising security prices, the amount of futures contracts will ratchet upwards to preserve gains on the Portfolio’s ETF positions.  During a market decline, the value of the Portfolio’s ETF securities will decrease while the futures contracts will increase in value.  Following declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to protect the Portfolio.  The sub-adviser also adjusts short futures positions to realign individual hedges when the adviser rebalances the Portfolio’s asset allocation profile.  Depending on market conditions, scenarios may occur where the portfolio has no long or short position in any futures contracts.

The Portfolio and the adviser have requested that the Securities and Exchange Commission grant an order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.  Until that order is granted, shareholder approval is required if the adviser hires a new sub-adviser or sub-advisers.  However, there is no guarantee that such an order will be issued.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

The following risks apply to the Portfolio through its investments in ETFs and futures.

▪

Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

▪

Emerging Market Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

▪

ETF Risk:  The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

▪

Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Futures Risk:  Futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the ETFs they are intended to hedge.  Futures create leverage, which can magnify the Portfolio’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio’s share price.

▪

Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

▪

Limited History of Operation:  The Portfolio has a limited history of operation.  The adviser and sub-adviser have not previously managed mutual funds.

▪

Management Risk:  The adviser’s dependence on the TOPSTM methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and futures in which the Portfolio invests may prove to be incorrect and may not produce the desired results.  The sub-adviser’s portfolio protection strategy may not effectively protect the Portfolio from market declines and will limit the Portfolio’s participation in market gains.

▪

Market Risk:  Overall securities market risks may affect the value of futures and individual ETFs.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

▪

Natural Resource Risk:  Exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than the securities market as a whole.  Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

▪

Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

▪

Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with long-term investment horizons who are willing to accept lower-to-moderate return volatility in pursuit of higher returns than are typically found in funds with more conservative asset allocation.

Performance:  Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of this Prospectus.

Investment Adviser:  ValMark Advisers, Inc.

Investment Adviser Portfolio Managers:  Michael McClary, MBA, Chief Investment Officer of the adviser, and Otto Bosshard, CFA, Senior Portfolio Advisor of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2011.

Sub-Adviser:  Milliman, Inc.

Sub-Adviser Portfolio Manager:  Adam Schenck, CFA, Financial Risk Management Portfolio Manager of the sub-adviser, has served as a portfolio manager since the Portfolio commenced operations in 2011.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio’s intention to distribute all such income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson for more information.

PORTFOLIO SUMMARY: TOPSTM Protected Growth ETF Portfolio

Investment Objectives:  The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.

Fees and Expenses of the Portfolio:  This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1 Shares	Class 2 Shares
Management Fees	0.30%	0.30%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	0.10%	0.10%
Acquired Fund Fees and Expenses	0.27%	0.27%
Total Annual Portfolio Operating Expenses (2)	0.67%	0.92%

(1)

Other expenses are contractually limited to 0.10%.

(2)

The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class 1	$ 68	$ 214	$373	$835
Class 2	$ 94	$ 293	$509	$1,131

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.  A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio is a fund-of-funds that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").  The Portfolio also employs exchange-traded futures contracts to hedge market risk and reduce return volatility.  Each ETF included in the Portfolio invests primarily in securities representing the following asset class:

▪

U.S. Government Fixed Income Securities

▪

U.S. Corporate Fixed Income Securities

▪

U.S. Common and Preferred Stocks

▪

Foreign Common and Preferred Stocks

▪

U.S. Real Estate-Related Securities ("REITS")

▪

U.S. Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade.  No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as "junk bond" credit quality).  The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group.  The Portfolio invests in common and preferred stock ETFs without restriction as to underlying issuer country, capitalization or currency.  The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPSTM (The Optimized Portfolio System) methodology.  The TOPSTM methodology utilizes multiple asset classes to enhance performance and/or reduce risk (as measured by return volatility).  To achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 15% of Portfolio assets to fixed income ETFs.  To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 85% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs.  Furthermore, the adviser selects some equity ETFs that are composed of growth stocks.  The adviser expects growth stocks, those with higher than average earnings growth and, typically, higher than average price-to-earnings ratios (P/E), to have returns that are higher than the equity market as a whole.

The adviser selects individual ETFs that it believes are representative of an asset class, have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs.  The adviser sells individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile.

The Portfolio’s adviser seeks to reduce return volatility by employing a sub-adviser to execute a portfolio "protection" strategy.  The sub-adviser’s protection strategy consists of using hedge instruments (short positions in exchange-traded futures contracts) to protect the majority of the Portfolio’s securities.  The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio’s ETF positions.  The sub-adviser adjusts short futures positions to manage overall net Portfolio risk exposure.  During periods of rising security prices, the amount of futures contracts will ratchet upwards to preserve gains on the Portfolio’s ETF positions.  During a market decline, the value of the Portfolio’s ETF securities will decrease while the futures contracts will increase in value.  Following declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to protect the Portfolio.  The sub-adviser also adjusts short futures positions to realign individual hedges when the adviser rebalances the Portfolio’s asset allocation profile.  Depending on market conditions, scenarios may occur where the portfolio has no long or short position in any futures contracts.

The Portfolio and the adviser have requested, or intend to request, that the Securities and Exchange Commission grant an order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.  Until that order is granted, shareholder approval is required if the adviser hires a new sub-adviser or sub-advisers.  However, there is no guarantee that such an order will be issued.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

The following risks apply to the Portfolio through its investments in ETFs and futures.

▪

Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

▪

Emerging Market Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

▪

ETF Risk:  The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

▪

Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

▪

Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

▪

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪

Futures Risk:  Futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the ETFs they are intended to hedge.  Futures create leverage, which can magnify the Portfolio’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio’s share price.

▪

Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

▪

Limited History of Operation:  The Portfolio has a limited history of operation.  The adviser and sub-adviser have not previously managed a mutual fund.

▪

Management Risk:  The adviser’s dependence on the TOPSTM methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and futures in which the Portfolio invests may prove to be incorrect and may not produce the desired results.  The sub-adviser’s portfolio protection strategy may not effectively protect the Portfolio from market declines and will limit the Portfolio’s participation in market gains.

▪

Market Risk:  Overall securities market risks may affect the value of futures and individual ETFs.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

▪

Natural Resource Risk:  Exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than the securities market as a whole.  Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

▪

Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

▪

Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with long-term investment horizons who are willing to accept moderate return volatility in pursuit of higher returns.

Performance:  Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of this Prospectus.

Investment Adviser:  ValMark Advisers, Inc.

Investment Adviser Portfolio Managers:  Michael McClary, MBA, Chief Investment Officer of the adviser, and Otto Bosshard, CFA, Senior Portfolio Advisor of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2011.

Sub-Adviser:  Milliman, Inc.

Sub-Adviser Portfolio Manager:  Adam Schenck, CFA, Financial Risk Management Portfolio Manager of the sub-adviser, has served as a portfolio manager since the Portfolio commenced operations in 2011.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio’s intention to distribute all such income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

General Information about the Portfolios, Adviser and Sub-Adviser.

This Prospectus describes eight Portfolios, each a series of Northern Lights Variable Trust, a Delaware statutory trust (the "Trust").  ValMark Advisers, Inc. serves as each Portfolio’s investment adviser.  Milliman, Inc. serves as sub-adviser to the TOPSTM Protected Portfolios.  The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies (each a "Participating Insurance Company").  It is possible that a difference may arise among the interests of the holders of different types of contracts - for example, if applicable state insurance law or contract owner instructions prevent a Participating Insurance Company from continuing to invest in a Portfolio following a change in a Portfolio’s investment policies, or if different tax laws apply to flexible premium variable life insurance contracts and variable annuities.  The Portfolios and each Participating Insurance Company will attempt to monitor events to prevent such differences from arising.  If a conflict arises between life insurance policies and annuity contracts, however, a Portfolio may be required to take actions that are adverse to the interests of holders of a particular type of contract.

Individual variable annuity contract holders and flexible premium variable life insurance policy holders are not "shareholders" of each Portfolio. The Participating Insurance Company and its separate accounts are the shareholders or investors, although such company will pass through voting rights to its variable annuity contract or flexible premium variable life insurance policy holders.  Shares of the Portfolios are not offered directly to the general public.

Each Portfolio has its own distinct investment objective, strategies and risks.  The adviser, under the supervision of the Board of Trustees, is responsible for constructing and monitoring each Portfolio’s investments to be consistent with the investment objective and principal investment strategies of each Portfolio.  Each Portfolio invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities consistent with its investment objective and style.  The potential risks and returns of a Portfolio vary with the degree to which the Portfolio invests in a particular market segment and/or asset class.

INVESTMENT OBJECTIVES

ETF Portfolio	Investment Objective(s)
TOPSTM Capital Preservation	The Portfolio seeks to preserve capital and provide moderate income and moderate capital appreciation.
TOPSTM Balanced	The Portfolio seeks income and capital appreciation.
TOPSTM Moderate Growth	The Portfolio seeks capital appreciation.
TOPSTM Growth	The Portfolio seeks capital appreciation.
TOPSTM Aggressive Growth	The Portfolio seeks capital appreciation.
TOPSTM Protected Balanced	The Portfolio seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
TOPSTM Protected Moderate Growth	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
TOPSTM Protected Growth	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.

Each Portfolio’s investment objective(s), 80% investment policy and both Balanced Portfolio’s 25% investment policies are non-fundamental policies and may be changed without shareholder approval by the Portfolios’ Board of Trustees upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

Investment Adviser’s – TOPSTM (The Optimized Portfolio System) Methodology

The Portfolios’ adviser applies its TOPSTM methodology to each of the Portfolios.  The methodology relies upon the following principles and investment tenets.

In constructing the investment portfolios for the Portfolios, the adviser’s portfolio managers seek to provide investments diversified across many asset classes.  After identifying available ETFs, each Portfolio’s investment portfolio is structured utilizing asset allocation technology licensed by the adviser.  The technology is based on the “Modern Portfolio Theory” approach first developed by Dr. Harry Markowitz.  The technology considers the historical performance and risks, as measured by return volatility, of the assets selected.  The output of the technology-based model suggests optimal portfolio combinations for various risk levels.  The adviser’s portfolio managers review the suggested asset allocations, correct any identified bias or limitation, and make final asset allocation determinations consistent with each Portfolio’s investment objective.  The adviser’s portfolio managers also rely upon their own experience and opinions about current and future market conditions.

Investment portfolios are rebalanced, under the direction of the adviser’s portfolio managers.  Rebalancing may become necessary because, over time, percentages may deviate from the target allocation due to security price gains, losses, and/or dividends earned. When rebalancing occurs, each Portfolio’s investments will be returned to their target strategic asset allocation.  Although investment portfolios are rebalanced periodically, the adviser monitors the asset allocation models regularly.  The adviser reviews each Portfolio’s performance by means of comparison to standard indices, which may be changed from time to time.  From time to time, due to market conditions or other warranting conditions in the judgment of the portfolio managers, investment percentages may be adjusted or investments may be added, removed, or substituted.

Investors may purchase ETFs on their own behalf without investing through one of the Portfolios.

Sub-Adviser’s Portfolio Protection Strategy Using Futures

Historically, investors have relied on diversification as their primary risk management tool.  However, during periods of global financial crisis, most asset classes have declined simultaneously.  Many investors use asset allocation strategies to mitigate risk by diversifying asset class exposure amongst low- to negatively-correlated assets.  The sub-adviser’s protection strategy involves assembling and managing a portfolio of short-position futures contracts that are selected to hedge the majority or all of a portfolio of securities.  Typically, a protection strategy is managed to lock-in gains from favorable returns on underlying investments and to harvest gains from the hedge vehicle portfolio during severe market corrections.  The sub-adviser believes that by integrating short-position futures contracts with underlying securities, risk (as measured by return volatility) may be reduced and the overall value of an investment portfolio may be enhanced over market cycles.

The sub-adviser employs a strategy that seeks to protect asset growth in bullish markets and defend against major losses during downturns in the markets.  With the sub-adviser’s protection strategy, the protected portfolio is expected to be cushioned against severe market declines.  The protected portfolio may still experience declines in market value during downturns in the market.  However, the strategy seeks to subject a portfolio to market declines that are lower than those experienced by an unprotected portfolio.  In addition, the protection strategy is managed on an ongoing basis to lock-in favorable events.  Also, the protection strategy attempts to harvest gains from the short-position futures contracts after large market declines.  During a severe bear market, short-position futures contracts are likely to grow significantly in value.  Upon reaching a pre-set threshold, the protection strategy is reset to its initial starting point. Thus the protection strategy seeks to lock in hedge gains during a bear market.

PRINCIPAL INVESTMENT RISKS

There is no assurance that a Portfolio will achieve its investment objective.  Each Portfolio’s share price will fluctuate with changes in the market value of its portfolio investments.  When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Portfolios.  Risks could adversely affect the net asset value, total return and the value of a Portfolio and your investment.  The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Portfolio’s Portfolio Summary section of its Prospectus.  The following risks apply to each Portfolio through its investments in ETFs and futures, except as noted.

Credit Risk (not applicable to TOPSTM Aggressive Growth Portfolio)

There is a risk that security issuers will not make interest and/or principal payments on their securities.  In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.  Lower credit quality will lead to greater volatility in the price of a security and in shares of the Portfolio.  Lower credit quality also will affect liquidity and make it difficult for the Portfolio to sell the security.  This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal.  Default, or the market’s perception that an issuer is likely to default, tends to reduce the value and liquidity of securities held by the Portfolio, thereby reducing the value of your investment in Portfolio shares.  In addition, default may cause the Portfolio to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Emerging Markets Risk

In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

ETF Risk

ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Portfolio.  As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange.  ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares.  ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio.  Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio’s holdings at the most optimal time, adversely affecting performance.  Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources.  ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices.

Fixed Income Risk (not applicable to TOPSTM Aggressive Growth Portfolio)

When a Portfolio invests in bonds and other fixed income securities through ETFs, the value of your investment in the Portfolio will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Portfolio.  In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Portfolio possibly causing the Portfolio’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Currency Risk

A Portfolio’s investments in foreign currency denominated securities will subject the Portfolio to currency trading risks that include market risk, interest rate risk and country risk.  Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.  Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours.  Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency.  Country risk arises because virtually every country has interfered with international transactions in its currency.  Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad.  Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate.  This risk could include the country issuing a new currency, effectively making the "old" currency worthless.

Foreign Investment Risk

Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Futures Risk (TOPSTM Protected Portfolios only)

A Portfolio’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  These risks include (i) leverage risk, (ii) correlation or tracking risk and (iii) liquidity risk.  Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage.  Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified.  Thus, the Portfolio may experience losses that exceed losses experienced by funds that do not use futures contracts.  Theoretically, a Portfolio’s could be unlimted.  There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are intended to hedge.  Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.  Consequently, the effectiveness of futures as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities.  While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid.  Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.  Additionally, government regulation may further reduce liquidity through similar trading restrictions.  As a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous.  The successful use of futures depends upon a variety of factors, particularly the ability of the adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities.  There can be no assurance that any particular futures hedging strategy adopted will succeed.

Junk Bond Risk

Lower-quality bonds, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest.  These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).  If that happens, the value of the bond may decrease, and a Portfolio’s share price may decrease and its income distribution may be reduced.  An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce a Portfolio’s ability to sell its bonds (liquidity risk).  Such securities may also include "Rule 144A" securities, which are subject to resale restrictions.  The lack of a liquid market for these bonds could decrease a Portfolio’s share price.

Limited History of Operations

Each Portfolio has a limited history of operation.  In addition, the adviser and sub-adviser have not previously managed mutual funds.  Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of individual and institutional accounts.  As a result, investors cannot judge the adviser or sub-adviser by an extended track record of managing a mutual fund and the adviser and sub-adviser may not achieve the intended result in managing a Portfolio.

Management Risk

The net asset value of each Portfolio changes daily based on the performance of its investments.  The ability of a Portfolio to meet its investment objective is directly related to the adviser’s allocation of the Portfolio’s assets using its TOPSTM methodology.  The adviser’s objective judgments, based on investment strategy, about the attractiveness and potential appreciation of particular investments in which the Portfolio invests may prove to be incorrect and there is no guarantee that the adviser’s investment strategy will produce the desired results.  The sub-adviser’s objective judgments, based on its portfolio protection hedging strategy, about the attractiveness and potential appreciation or depreciation of particular futures contracts in which a Protected Portfolio invests may prove to be incorrect and there is no guarantee that the sub-adviser’s hedging strategy will produce the desired results

Market Risk

The net asset value of a Portfolio will fluctuate based on changes in the value of the securities (and futures in the case of the Protected Portfolios) in which the Portfolio invests.  Each Portfolio invests in securities (and futures in the case of the Protected Portfolios) that may be more volatile and carry more risk than some other forms of investment.  The price of securities and futures may rise or fall because of economic or political changes. Security and futures prices, in general, may decline over short or even extended periods of time.  Market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Natural Resource Risk

A Portfolio’s exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than investments in the stock market as a whole. Natural resource companies will be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.  Economic forces, including forces affecting the agricultural commodity, energy and mining markets, as well as government policies and regulations affecting the extraction and production of natural resources could adversely affect the Portfolio’s security issuer companies and, thus, the Portfolio’s returns.  Governmental policies affecting the natural resources industries, such as taxes, tariffs, duties, subsidies and import and export restrictions on commodities and commodity products, can influence industry profitability and the volume and types of exports. In addition, the companies must comply with a broad range of environmental laws and regulations.  Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on the business of security issuers held by the Portfolio.

Portfolio Turnover Risk (TOPSTM Protected Growth ETF Portfolio only)

The Portfolio may have a high portfolio turnover (100% or more) which could result in greater transaction costs, lower Portfolio performance and higher tax liability for shareholders.

Real Estate Risk

Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  When economic growth is slow, demand for property decreases and prices tend to decline.  Property values tend to decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.  A REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties.  A decline in rental income will occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management.  A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows.  Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

Small and Medium Capitalization Stock Risk

The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.  These companies may have narrower markets, limited product lines, fewer financial resources, and they may be dependent on a limited management group.  Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of a Portfolio’s net asset value than is customarily associated with larger, more established companies.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Temporary Investments:  To respond to adverse market, economic, political or other conditions, each Portfolio may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  The Portfolio may be invested in these instruments for extended periods, depending on the adviser’s assessment of market conditions.  These short-term debt securities and money market instruments may include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  While the Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that the Portfolio invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro rata portion of such money market funds’ advisory and operational fees.  The Portfolio may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure:  A description of the Portfolios’ policies regarding the release of portfolio holdings information is available in the Portfolios’ Statement of Additional Information.

MANAGEMENT

Investment Adviser

ValMark Advisers, Inc., located at 130 Springside Drive, Akron, OH 44333, serves as investment adviser to the Portfolios.  Subject to the authority of the Portfolios’ Board of Trustees, the adviser is responsible for management of each Portfolio’s investment portfolio.  The adviser is responsible for selecting the Portfolio’s investments according to the Portfolio’s investment objective, policies and restrictions. The adviser is also responsible for selecting the Protected Portfolios’ sub-adviser and assuring the sub-adviser conducts each Protected Portfolio’s hedging program in accordance with the Portfolio’s investment objective, policies and restrictions  The adviser was established in 1999 and provides investment advisory services to individuals, corporations, charitable organizations and pension plans, as well as the Portfolios.  As of December 31, 2011, the adviser had total assets under management of approximately $1.6 billion.  Pursuant to an Investment Advisory Agreement, each respective Portfolio pays the adviser, on a monthly basis, an annual advisory fee equal to 0.10% of average daily net assets for each of the TOPSTM Portfolios and 0.30% for each of the TOPSTM Protected Portfolios.

The following table displays the advisory fees that were paid by the Portfolios during the fiscal period ended December 31, 2011:

PORTFOLIO	Advisory Fees Paid
TOPS TM Capital Preservation ETF Portfolio	$31
TOPS TM Balanced ETF Portfolio	$29
TOPS TM Moderate Growth ETF Portfolio	$60
TOPS TM Growth ETF Portfolio	$62
TOPS TM Aggressive Growth ETF Portfolio	$28
TOPS TM Protected Balanced ETF Portfolio	$20,152
TOPS TM Protected Moderate Growth ETF Portfolio	$32,581
TOPS TM Protected Growth ETF Portfolio	$17,639

 The adviser paid the sub-adviser a portion of these fees as indicated below.

A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement is available in the Portfolios’ annual and semi-reports.

Investment Adviser Portfolio Managers

Michael McClary, MBA

Chief Investment Officer

Mr. McClary has served as Chief Investment Officer and Vice President of the adviser since December 2009.  Previously, Mr. McClary served as Director of Investment Adviser Services for the adviser from September 2003 to October 2008 and Vice President for the adviser from October 2008 to December 2009.  Mr. McClary holds a B.S.B.A. degree in Finance and Financial Services and an M.B.A. in Finance, both from the University of Akron.  Mr. McClary also serves as a Registered Principal for Valmark Securities, Inc., a broker-dealer affiliate of the adviser.

Otto Bosshard, CFA

Senior Portfolio Advisor

Mr. Bosshard has served as Senior Portfolio Advisor of the adviser since 2002.  Mr. Bosshard has served as Director of ValMark Securities, Inc., the adviser’s parent organization, since 2000.  Mr. Bosshard is also President of Bosshard Investment Management Company, a position held since 2005.  Mr. Bosshard holds a B.B.A. degree from the University of Cincinnati and the Chartered Financial Analyst (CFA) designation.

Sub-Adviser (TOPSTM Protected Portfolios Only)

Milliman, Inc., with principal offices located at 1301 Fifth Avenue, Suite 3800, Seattle, WA 98101, serves as sub-adviser to the TOPSTM Protected Portfolios.  However, the sub-adviser portfolio manager works from the sub-adviser’s office located at 71 South Wacker Drive, 31st Floor, Chicago, IL  60606.  Subject to the authority of the Portfolios’ Board of Trustees and supervision by the adviser, the sub-adviser is responsible for conducting each Protected Portfolio’s hedging program according to each Protected Portfolio’s investment objective, policies and restrictions.  The sub-adviser was established in 1947 as an actuarial consultancy and has been providing pension consulting investment advisory services to corporations and pension plans for over 20 years.  As of December 31, 2011, the sub-adviser had total assets under management of approximately $69 billion.  The sub-adviser is paid by the adviser, not the Portfolios. For the fiscal period ended December 31, 2011, the Adviser, not the Portfolios, paid Milliman, Inc. an annual fee equal to $13,434, $21,721 and $11,759 of the average daily net assets of the TOPS TM Protected Balanced ETF Portfolio, TOPS TM Protected Moderate Growth ETF Portfolio and TOPS TM Protected Growth ETF Portfolio, respectively, as compensation for Milliman’s services.

A discussion regarding the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Portfolios’ annual or semi-report when first published.

Sub-Adviser Portfolio Manager

Adam Schenck, CFA

Financial Risk Management Portfolio Manager

Mr. Schenck has served as a Financial Risk Management Portfolio Manager for the sub-adviser since January 2005.  Mr. Schenck holds a Masters degree in Financial Mathematics from the University of Chicago and a Bachelor of Science degree in Computer Science and Mathematics from Eckert College.  He also holds the Chartered Financial Analyst designation and the Financial Risk Manager (FRM) certification.

The Portfolios’ Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Portfolio.

HOW SHARES ARE PRICED

The public offering price and Net Asset Value ("NAV") of Portfolio shares are determined at 4:00 p.m. (Eastern time) on each day the New York Stock Exchange ("NYSE") is open for business.  NAV is computed by determining the aggregate market value of all assets of a Portfolio less its liabilities divided by the total number of the Portfolio’s shares outstanding, on a per-class basis.  ((Asset minus liabilities)/number of shares=NAV).  The NYSE is closed on weekends and most national holidays.  The NAV takes into account the per-class expenses and fees of the Portfolio, including investment advisory, administration, and distribution fees, if any, which are accrued daily.  The determination of NAV of the Portfolio for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange.  Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Board, and evaluated by the Board quarterly as to the reliability of the fair value method used. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.  The fair value prices can differ from market prices when they become available or when a price becomes available.

The Portfolios may use independent pricing services to assist in calculating the value of each Portfolio’s securities. With respect to foreign securities that are primarily listed on foreign exchanges or that may trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s portfolio may change on days when you may not be able to buy or sell Portfolio shares.  In computing the NAV of the Portfolio, the adviser values foreign securities held by the Portfolio, if any, at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in the investment portfolio occur before the Portfolio prices its shares, the security will be valued at fair value.  For example, if trading in a security is halted and does not resume before the Portfolio calculates its NAV, the adviser may need to price the security using the Portfolio’s fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of a Portfolio’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by short-term traders.

With respect to any portion of a Portfolio’s assets that is invested in one or more open-end management investment companies that are registered under the 1940 Act (mutual funds), the Portfolio’s net asset value is calculated based upon the net asset values of the mutual funds in which the Portfolio invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE AND REDEEM SHARES

This Prospectus describes two classes of shares offered by the Portfolios: Class 1 and Class 2.  The Portfolios offer these classes of shares so that you can choose the class that best suits your investment needs.  The main differences between the two class es are ongoing fees.  For information regarding ongoing distribution fees, see Distribution Fees on page 51 of this Prospectus.  Each class of shares in a Portfolio represents interest in the same portfolio of investments within the Portfolio.

As described earlier in this Prospectus, shares of each Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts will not own shares of a Portfolio directly.  Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts.  All investments in a Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the Portfolio.  The Portfolios do not issue share certificates.  Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity contracts or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity contract. Redemptions are processed on any day on which the Portfolios are open for business.

When Order is Processed

Shares of the Portfolios are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the policies or annuity contracts.  These charges are described in the applicable product prospectus.  Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by the participating life insurance company, or qualified pension or retirement plan, in good order.  All requests received in good order, which typically requires an account number and other identifying information, by a Participating Insurance Company, or qualified pension or retirement plan before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open will be executed on that same day.  Requests received after the close of regular trading on the NYSE, or on any day the NYSE is closed, will be processed on the next business day.  The Participating Insurance Company or qualified pension or retirement plan is responsible for properly transmitting purchase orders and federal funds to a Portfolio.

The USA PATRIOT Act requires financial institutions, including the Portfolios, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  You will be required by your insurance company, or pension or retirement plan, to supply certain information, such as your full name, date of birth, social security number and permanent street address.  This information will assist them in verifying your identity.  As required by law, your insurance company, or pension or retirement plan may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

TAX CONSEQUENCES

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code").  As qualified, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio’s intention to distribute all such income and gains.

Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolios are offered to the separate accounts of the participating life insurance companies and their affiliates.  Separate accounts are insurance company separate accounts that fund the annuity contracts.  Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity contracts.  In order for shareholders to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts, as well as the Portfolio, must meet certain diversification requirements.  If a Portfolio does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts.  The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on each Portfolio.  Each Portfolio intends to comply with the diversification requirements.  These requirements are in addition to the diversification requirements imposed on a Portfolio by Subchapter M and the Investment Company Act of 1940.  The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer.  Specifically, the regulations provide that, except as permitted by "safe harbor" rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is cash and cash items, government securities, and securities of other regulated investment companies.  For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment.  In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a Portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance company, the policies and the annuity contracts may be taxable.  See the prospectuses for the policies and annuity contracts.

For a more complete discussion of the taxation of the life insurance company and the separate accounts, as well as the tax treatment of the annuity contracts and the holders thereof, see the prospectus for the applicable annuity contract.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisors for more information.

DIVIDENDS AND DISTRIBUTIONS

All dividends are distributed to the separate accounts or other shareholders on an annual basis and will be automatically reinvested in each Portfolio’s shares unless an election is made on behalf of a separate account or other shareholder to receive some or all of the dividends in cash.  Dividends are not taxable as current income to you or other purchasers of variable insurance contracts.

FREQUENT PURCHASES AND REDEMPTION OF PORTFOLIO SHARES

Each Portfolio discourages and does not accommodate market timing.  Frequent trading into and out of a Portfolio can harm all Portfolio shareholders by disrupting the Portfolio’s investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.  Each Portfolio that invests in ETFs that hold foreign securities is at greater risk of market timing because the underlying ETF holding foreign securities may, itself, be subject to time zone market timing because of differences between hours of trading between U.S. and foreign exchanges.  Each Portfolio is designed for long-term investors and is not intended for market timing or other disruptive trading activities.  Accordingly, the Portfolios’ Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

Each Portfolio reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities.  Neither the Portfolios nor the adviser, nor sub-adviser will be liable for any losses resulting from rejected purchase or exchange orders.  The adviser may also bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with a Portfolio.

Because purchase and sale transactions are submitted to a Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or variable life contract, or other shareholder, the Portfolio is not able to identify market timing transactions by individual variable insurance contract or plan participant.  Short of rejecting all transactions made by a separate account, the Portfolio lacks the ability to reject individual short-term trading transactions.  The Portfolio, therefore, has to rely upon the insurance company or other shareholder to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies, or such shareholder’s plan documents.  Each Portfolio has entered into an information sharing agreement with the insurance company or other shareholders that use the Portfolio as an underlying investment vehicle for its separate accounts.  Under this agreement, the insurance company or other shareholder is obligated to (i) adopt and enforce during the term of the agreement a market timing policy, the terms of which are acceptable to each Portfolio; (ii) furnish each Portfolio, upon its request, with information regarding contract or policy holder trading activities in shares of the Portfolio; and (iii) enforce its market timing policy with respect to contract, policy holders or plan participants identified by the Portfolio as having engaged in market timing.

Each Portfolio will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company or plan to determine whether or not short-term trading is involved.  When information regarding transactions in a Portfolio’s shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an "indirect intermediary"), the insurance company is obligated to obtain transaction information from the indirect intermediary or, if directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolio on behalf of the contract or policy older or any other persons.  The Portfolios will seek to apply these policies as uniformly as practicable.  It is, however, more difficult to locate and eliminate individual market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that the Portfolio will be able to do so.  In addition, the right of an owner of a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and the owner.  Many of these contracts do not limit the number of transfers that a contract owner may make among the available investment options.  The terms of these contracts, the presence of financial intermediaries (including the insurance company) between a Portfolio and the contract and policy holders and other factors such as state insurance laws may limit the Portfolio’s ability to deter market timing.  Multiple tiers of such financial intermediaries may further compound a Portfolio’s difficulty in deterring such market timing activities.  Variable insurance contract holders should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.

DISTRIBUTION OF SHARES

Distributor:  Northern Lights Distributors, LLC, 4020 South 147th Street, Omaha, Nebraska 68137, is the distributor for the shares of the Portfolios.  Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA").  Shares of the Portfolios are offered on a continuous basis.

Distribution Fees:  Each Portfolio has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 (the "Plan") under the 1940 Act with respect to the sale and distribution of Class 2 shares of each Portfolio.  Shareholders of Class 2 shares of a Portfolio pay annual 12b-1 expenses of up to 0.25%.  A portion of the fee payable pursuant to the Plan, equal to up to 0.25% of the average daily net assets, may be characterized as a service fee as such term is defined under Rule 2830 of the FINRA Conduct Rules.  A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

The Portfolios’ distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Portfolio shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of each Portfolio’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.  In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries:  The Portfolios’ distributor, its affiliates, and the Portfolios’ adviser may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Portfolios.  Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others.  These payments may be in addition to the Rule 12b-1 fees that are disclosed elsewhere in this Prospectus.  These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of a Portfolio on a sales list, including a preferred or select sales list, or other sales programs.  These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Portfolio shareholders.  The distributor may, from time to time, provide promotional incentives to certain investment firms.  Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Householding:  To reduce expenses, the Portfolios mail only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolios at 1-855-572-5945 on days the Portfolios are open for business or contact your financial institution.  The Portfolios will begin sending you individual copies thirty days after receiving your request.

VOTING AND MEETINGS

The Participating Insurance Company that issued your variable contract will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders.  The insurance company may be required to vote on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it did receive instructions (either for or against a proposal).  To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter.  Each Portfolio will vote separately on matters relating solely to that Portfolio or which affects that Portfolio differently.  However, all shareholders will have equal voting rights on matters that affect all Portfolios equally. Shareholders shall be entitled to one vote for each share held.

The Portfolios do not hold annual meetings of shareholders but may hold special meetings.  Special meetings are held, for example, to elect or remove Trustees, change a Portfolio’s fundamental investment policies, or approve an investment advisory contract.  Unless required otherwise by applicable laws, one third of the outstanding shares constitute a quorum (or one third of a Portfolio or class if the matter relates only to the portfolio or class).

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolios’ financial performance for the period of the Portfolios’ operations.  Certain information reflects financial results for a single Portfolio share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment if all dividends and distributions).  This information for each Portfolio has been derived from the financial statements audited by BBD, LLP, the Portfolios’ independent registered public accounting firm, whose report, along with each Portfolio’s financial statements, are included in the Portfolios’ December 31, 2011 annual report, which is available upon request.

TOPSTM Capital Preservation ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares
	Period Ending December 31, 2011(a)	Period Ending December 31, 2011 (a)
Net asset value, beginning of period	$ 10.00	$ 10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.24	0.26
Net realized and unrealized loss on investments	(0.33)	(0.36)
Total loss from investment operations	(0.09)	(0.10)

Net asset value, end of period	$ 9.91	$ 9.90

Total Return (d)	(0.90)%	(1.00)%
Ratios and Supplemental Data:
Net assets, at end of period (000’s)	$ 40	$ 15
Ratio of expenses to average
net assets (e)(f)	0.20%	0.45%
Ratio of net investment income to average net assets (c)(e)(f)	3.54%	3.73%

Portfolio turnover rate (g)	52%	52%

..

(a)	The Capital Preservation ETF Portfolio commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	Annualized.
(g)	Not annualized.

TOPSTM Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares
	Period Ending December 31, 2011(a)	Period Ending December 31, 2011 (a)
Net asset value, beginning of period	$ 10.00	$ 10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.24	0.67
Net realized and unrealized loss on investments	(0.67)	(1.11)
Total loss from investment operations	(0.43)	(0.44)

Net asset value, end of period	$ 9.57	$ 9.56

Total Return (d)	(4.30)%	(4.40)%
Ratios and Supplemental Data:
Net assets, at end of period (000’s)	$ 38	$ 46
Ratio of expenses to average
net assets (e)(f)	0.20%	0.45%
Ratio of net investment income to average net assets (c)(e)(f)	3.66%	10.25%

Portfolio turnover rate (g)	16%	16%

..

(a)	The Balanced ETF Portfolio commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	Annualized.
(g)	Not annualized.

TOPSTM Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares
	Period Ending December 31, 2011(a)	Period Ending December 31, 2011 (a)
Net asset value, beginning of period	$ 10.00	$ 10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.56	0.60
Net realized and unrealized loss on investments	(1.40)	(1.45)
Total loss from investment operations	(0.84)	(0.85)

Net asset value, end of period	$ 9.16	$ 9.15

Total Return (d)	(8.40)%	(8.50)%
Ratios and Supplemental Data:
Net assets, at end of period (000’s)	$ 499	$ 14
Ratio of expenses to average
net assets (e)(f)	0.20%	0.45%
Ratio of net investment income to average net assets (c)(e)(f)	8.56%	9.63%

Portfolio turnover rate (g)	9%	9%

..

(a)	The Moderate Growth ETF Portfolio commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	Annualized.
(g)	Not annualized.

TOPSTM Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares
	Period Ending December 31, 2011(a)	Period Ending December 31, 2011 (a)
Net asset value, beginning of period	$ 10.00	$ 10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.24	0.46
Net realized and unrealized loss on investments	(1.34)	(1.09)
Total loss from investment operations	(1.10)	(0.63)
Payments by affiliates	0.74	0.21
Net asset value, end of period	$ 9.64	$ 9.58

Total Return (d) (h)	(3.60)%	(4.20)%
Ratios and Supplemental Data:
Net assets, at end of period (000’s)	$ 144	$ 44
Ratio of expenses to average
net assets (e)(f)	0.20%	0.45%
Ratio of net investment income to average net assets (c)(e)(f)	3.86%	7.02%

Portfolio turnover rate (g)	180%	180%

..

(a)	The Growth ETF Portfolio commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	Annualized.
(g)	Not annualized.
(h)

For the period ended December 31, 2011, 4.19% and 0.50% of the total return of Class 1 and Class 2, respectively, consists of a voluntary reimbursement by the Advisor for a net realized loss on a trading error.  Excluding this item, total return would have been (7.79)% and (4.70)% for Class 1 and Class 2, respectively.

TOPSTM Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares
	Period Ending December 31, 2011(a)	Period Ending December 31, 2011 (a)
Net asset value, beginning of period	$ 10.00	$ 10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.14	0.35
Net realized and unrealized loss on investments	(1.47)	(1.69)
Total loss from investment operations	(1.33)	(1.34)

Net asset value, end of period	$ 8.67	$ 8.66

Total Return (d)	(13.30)%	(13.40)%
Ratios and Supplemental Data:
Net assets, at end of period (000’s)	$ 35	$ 16
Ratio of expenses to average
net assets (e)(f)	0.20%	0.45%
Ratio of net investment income to average net assets (c)(e)(f)	2.34%	5.93%

Portfolio turnover rate (g)	7%	7%

..

(a)	The Aggressive Growth ETF Portfolio commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	Annualized.
(g)	Not annualized.

TOPSTM Protected Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares
	Period Ending December 31, 2011(a)	Period Ending December 31, 2011 (a)
Net asset value, beginning of period	$ 10.00	$ 10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.25	0.19
Net realized and unrealized loss on investments and futures contracts	(0.35)	(0.30)
Total loss from investment operations	(0.10)	(0.11)

Net asset value, end of period	$ 9.90	$ 9.89

Total Return (d)	(1.00)%	(1.10)%
Ratios and Supplemental Data:
Net assets, at end of period (000’s)	$ 685	$ 23,533
Ratio of expenses to average
net assets (e)(f)	0.40%	0.65%
Ratio of net investment income to average net assets (c)(e)(f)	4.47%	3.46%

Portfolio turnover rate (g)	10%	10%

..

(a)	The Protected Balanced ETF Portfolio commenced operations on June 9, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	Annualized.
(g)	Not annualized.

TOPSTM Protected Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares
	Period Ending December 31, 2011(a)	Period Ending December 31, 2011 (a)
Net asset value, beginning of period	$ 10.00	$ 10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.14	0.21
Net realized and unrealized loss on investments and futures contracts	(0.32)	(0.38)
Total loss from investment operations	(0.18)	(0.17)

Net asset value, end of period	$ 9.82	$ 9.83

Total Return (d)	(1.80)%	(1.70)%
Ratios and Supplemental Data:
Net assets, at end of period (000’s)	$ 20	$ 39,430
Ratio of expenses to average
net assets (e)(f)	0.40%	0.65%
Ratio of net investment income to average net assets (c)(e)(f)	2.39%	3.78%

Portfolio turnover rate (g)	7%	7%

..

(a)	The Protected Moderate Growth ETF Portfolio commenced operations on June 9, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	Annualized.
(g)	Not annualized.

TOPSTM Protected Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares	Class 2 Shares
	Period Ending December 31, 2011(a)	Period Ending December 31, 2011 (a)
Net asset value, beginning of period	$ 10.00	$ 10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.36	0.34
Net realized and unrealized loss on investments and futures contracts	(0.93)	(0.92)
Total loss from investment operations	(0.57)	(0.58)

Net asset value, end of period	$ 9.43	$ 9.42

Total Return (d)	(5.70)%	(5.80)%
Ratios and Supplemental Data:
Net assets, at end of period (000’s)	$ 9,242	$ 25,393
Ratio of expenses to average
net assets (e)(f)	0.40%	0.65%
Ratio of net investment income to average net assets (c)(e)(f)	5.59%	5.18%

Portfolio turnover rate(g)	28%	28%

..

(a)	The Protected Growth ETF Portfolio commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f)	Annualized.
(g)	Not annualized.

PRIVACY NOTICE

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

What we do :
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

• open an account or deposit money

• direct us to buy securities or direct us to sell your securities

• seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes – information about your creditworthiness.

• affiliates from using your information to market to you.

• sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

Adviser	ValMark Advisers, Inc. 130 Springside Drive Akron, OH 44333	Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, NE 68137
Sub-Adviser	Milliman, Inc. 1301 Fifth Ave, Suite 3800 Seattle, WA 98101	Legal Counsel	Thompson Hine, LLP 41 South High Street, 17th Floor Columbus, OH 43215
Custodian	Fifth Third Bank 38 Fountain Square Plaza Cincinnati, Ohio 45202-4089	Independent Registered Public Accounting Firm	BBD, LLP 1835 Market Street, 26th Floor Philadelphia, PA 19103
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137

Additional information about the Portfolios is included in the Portfolios’ Statement of Additional Information dated May 1, 2012 (the "SAI").  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Trust’s policies and management.  Additional information about the Portfolios’ investments will also be available in the Portfolios’ Annual and Semi-Annual Reports to Shareholders.  In the Portfolios’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Portfolios, or to make shareholder inquiries about the Portfolios, please call 1-855-572-5945.  The Portfolios do not currently maintain a website.  You may also write to:

TOPSTM Portfolios

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

You may review and obtain copies of the Portfolios’ information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Portfolios are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-21853

Statement of Additional Information

May 1, 2012

TOPSTM	Capital Preservation ETF Portfolio
TOPSTM	Balanced ETF Portfolio
TOPSTM	Moderate Growth ETF Portfolio
TOPSTM	Growth ETF Portfolio
TOPSTM	Aggressive Growth ETF Portfolio
TOPSTM	Protected Balanced ETF Portfolio
TOPSTM	Protected Moderate Growth ETF Portfolio
TOPSTM	Protected Growth ETF Portfolio

 Each a series of the Northern Lights Variable Trust

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Prospectus of the TOPSTM Capital Preservation ETF Portfolio (“TOPSTM Capital Preservation”), TOPSTM Balanced ETF Portfolio (“TOPSTM Balanced”), TOPSTM Moderate Growth ETF Portfolio (“TOPSTM Moderate Growth”),  TOPSTM Growth ETF Portfolio (“TOPSTM Growth”),  TOPSTM Aggressive Growth ETF Portfolio (“TOPSTM Aggressive Growth”),  TOPSTM Protected Balanced ETF Portfolio (“TOPSTM Protected Balanced”), TOPSTM Protected Moderate Growth ETF Portfolio (“TOPSTM Protected Moderate Growth”) and TOPSTM Protected Growth ETF Portfolio (“TOPSTM Protected Growth”) (individually a “Portfolio,” collectively the “Portfolios”)  dated May 1, 2012. Copies of these documents may be obtained without charge by contacting the Portfolios’ Transfer Agent, Gemini Fund Services, LLC, 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, or by calling 1-855-572-5945.

TABLE OF CONTENTS

THE PORTFOLIOS
TYPES OF INVESTMENTS
INVESTMENT RESTRICTIONS
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS
MANAGEMENT
CONTROL PERSONS AND PRINCIPAL HOLDERS
INVESTMENT ADVISER AND SUB-ADVISER
DISTRIBUTION AND SHAREHOLDER SERVICES PLAN
PORTFOLIO MANAGERS
ALLOCATION OF PORTFOLIO BROKERAGE
PORTFOLIO TURNOVER
OTHER SERVICE PROVIDERS
DESCRIPTION OF SHARES
ANTI- MONEY LAUNDERING PROGRAM
PURCHASE, REDEMPTION AND PRICING OF SHARES
TAX STATUS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
LEGAL COUNSEL
FINANCIAL STATEMENTS
APPENDIX A – DESCRIPTION OF BOND RATINGS
APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES

THE PORTFOLIOS

The TOPSTM Capital Preservation, TOPSTM Balanced, TOPSTM Moderate Growth, TOPSTM Growth, TOPSTM Aggressive Growth, TOPSTM Protected Balanced, TOPSTM Protected Moderate Growth and TOPSTM Protected Growth comprise eight series of Northern Lights Variable Trust, a Delaware statutory trust organized on November 2, 2005 (the “Trust”). Each Portfolio is managed by ValMark Advisers, Inc. (the “Adviser”).

The Trust is registered as an open-end management investment company.  The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Portfolios may issue an unlimited number of shares of beneficial interest.  All shares of the Portfolios have equal rights and privileges.  Each share of a Portfolio is entitled to one vote on all matters as to which shares are entitled to vote.  In addition, each share of a Portfolio is entitled to participate equally with other shares on a per class basis (i) in dividends and distributions declared by the Portfolio and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Portfolios are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The TOPSTM Capital Preservation, TOPSTM Balanced, TOPSTM Moderate Growth, TOPSTM Growth and TOPSTM Aggressive Growth consist of Class 1 shares and Class 2 shares.  TOPSTM Protected Balanced, TOPSTM Protected Moderate Growth and TOPSTM Protected Growth consist of Class 1 shares, Class 2 shares, Class 3 shares and Class 4 shares.  Class 3 shares and Class 4 shares have not commenced operations.

The Portfolios’ investment objectives, restrictions and policies are more fully described here and in the Prospectus.  The Board may start other series and offer shares of a new fund under the Trust at any time.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders.  As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

The Portfolios’ shares are only offered on a continuous basis to the participating insurance companies, which offers variable annuity insurance contracts and flexible premium variable life insurance policies (“Contracts”), certain qualified pension and retirement plans ("Qualified Plans"), separate accounts that are not registered as investment companies ("Unregistered Separate Accounts") and to other persons permitted to hold shares of the Trust pursuant to Treasury Regulation 1.817-5.

The Trust may file an Application for an Exemptive Order with the U.S. Securities and Exchange Commission (“SEC”), which, if and when approved, will allow the Portfolios to be offered through the separate accounts of multiple insurance companies and to Qualified Plans and Unregistered Separate Accounts (the "Order").

The Portfolios do not foresee any disadvantage to purchasers of Contracts arising out of these arrangements.  Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of purchasers of various Contracts and/or Qualified Plans to conflict.  For example, violation of the federal tax laws by one separate account investing in the Portfolios could cause the Contracts funded through another separate account to lose their tax-deferred status, unless remedial action is taken.  If a material, irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its participation in the Portfolios.  If it becomes necessary for any separate account to replace shares of the Portfolios with another investment, the Portfolios may have to liquidate securities on a disadvantageous basis.

For a description of the methods used to determine the share price and value of the Portfolios’ assets, see "Net Asset Value" in the Portfolios’ Prospectus and "Purchase, Redemption and Pricing of Shares" in this Statement of Additional Information.

TYPES OF INVESTMENTS

The investment objective of each Portfolio and a description of its principal investment strategies are set forth under “Risk/Return Summary” in the Prospectus.  The Portfolios’ investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust.

The following pages contain more detailed information about the types of instruments in which the Portfolios may invest.

Equity Securities

Equity securities in which a Portfolio may invest include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options.  The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions.  Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company.  In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred Stock

The Portfolios may invest in preferred stock with no minimum credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer.  Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.  Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments.  The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

Convertible Securities

The Portfolios may invest in convertible securities with no minimum credit rating. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants

The Portfolios may invest in warrants.  Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time.  Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless.  In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant.  Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them.  The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Depositary Receipts

The Portfolios may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets.  Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR.  The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.  Many of the risks described below regarding foreign securities apply to investments in ADRs.

Foreign Securities

General.  The Portfolios may invest directly in foreign securities and in exchange traded funds (“ETFs”) and other investment companies that hold a portfolio of foreign securities.  Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies.  There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies.  There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Portfolios by domestic companies or the U.S. government.  There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Portfolios held in foreign countries.  Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Portfolios’ currency exchange transactions do not fully protect the Portfolios against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Portfolios will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Portfolios’ assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements).  Conversely, increases in the value of currencies of the foreign countries in which the Portfolios invest relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Portfolios’ assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Emerging Markets Securities.  The Portfolios may invest directly in and purchase ETFs and other mutual funds that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries.  These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital.  In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.  The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolios.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.  In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.  Settlement problems may cause the Portfolios to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Investment Companies

Each Portfolio may invest in investment companies such as open-end funds (mutual funds), closed-end funds, and exchange traded funds (also referred to as "Underlying Funds").  The Portfolios will look-through to each Underlying Fund's holdings for purposes of measuring diversification.  The Portfolios do not anticipate that any Underlying Fund will be a portfolio affiliate.  The 1940 Act provides that the mutual funds may not: (1) purchase more than 3% of an investment company’s outstanding shares; (2) invest more than 5% of its assets in any single such investment company (the "5% Limit"), and (3) invest more than 10% of its assets in investment companies overall (the "10% Limit"), unless: (i) the underlying investment company and/or the Portfolio has received an order for exemptive relief from such limitations from the Securities and Exchange Commission ("SEC"); and (ii) the underlying investment company and the Portfolio take appropriate steps to comply with any conditions in such order.

In addition, Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Portfolio and all affiliated persons of the Portfolio; and (ii) the Portfolio has not, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to a Portfolio pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  Each Portfolio (or the Adviser acting on behalf of the Portfolio) must comply with the following voting restrictions:  when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security.

Further, each Portfolio may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority, Inc. (“FINRA”) for funds of funds.

Each Portfolio and any “affiliated persons,” as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any Underlying Fund.  Accordingly, when affiliated persons hold shares of any of the Underlying Funds, the Portfolio’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference.  The 1940 Act also provides that an Underlying Fund whose shares are purchased by a Portfolio will be obligated to redeem shares held by the Portfolio only in an amount up to 1% of the Underlying Fund’s outstanding securities during any period of less than 30 days. Shares held by a Portfolio in excess of 1% of an Underlying Fund’s outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Portfolio’s total assets.

Under certain circumstances an Underlying Fund may determine to make payment of a redemption by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Portfolio may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisors of the Underlying Funds are made independently of each Portfolio and its Adviser. Therefore, the investment advisor of one Underlying Fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result would be an indirect expense to the Portfolio without accomplishing any investment purpose.  Because other investment companies employ an investment adviser, such investments by a Portfolio may cause shareholders to bear duplicate fees.

Closed-End Investment Companies. Each Portfolio may invest its assets in "closed-end" investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Portfolio), investors seek to buy and sell shares of closed-end funds in the secondary market.

Each Portfolio generally will purchase shares of closed-end funds only in the secondary market. A Portfolio will incur normal brokerage costs on such purchases similar to the expenses the Portfolio would incur for the purchase of securities of any other type of issuer in the secondary market. The Portfolio may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Portfolio purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

Each Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Portfolio will ever decrease. In fact, it is possible that this market discount may increase and the Portfolio may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Portfolio’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Portfolio.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. Each Portfolio’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Exchange Traded Funds. ETFs are typically passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends.  Additionally, some ETFs are unit investment trusts (UITs), which are unmanaged portfolios overseen by trustees and some ETFs may be grantor trusts.  An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index.  Some examples of ETFs are Rydex SharesTM, ProShares®, SPDRs®, streetTRACKS, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM (“QQQsSM”), and iShares®.  The Portfolios may use ETF’s as part of an overall investment strategy and as part of a hedging strategy.  To offset the risk of declining security prices, each Portfolio may invest in inverse ETF’s.  Inverse ETF’s are funds designed to rise in price when stock prices are falling.  Additionally, inverse ETF’s may employ leverage which magnifies the changes in the underlying stock index upon which they are based.  Inverse ETF index funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis.  For example, if an inverse ETF’s current benchmark is 200% of the inverse of the Russell 2000 Index and the ETF meets its objective, the value of the ETF will tend to increase on a daily basis when the value of the underlying index decreases (e.g., if the Russell 2000 Index goes down 5% then the inverse ETF’s value should go up 10%).  ETFs generally have two markets.  The primary market is where institutions swap “creation units” in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends.  The Portfolios do not anticipate trading in creation units.  The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange.  This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated.  ETFs share many similar risks with open-end and closed-end funds.

There is a risk that an ETFs in which the Portfolios invest may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Portfolios intend to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated.  In addition, an ETF may terminate if its entire net asset value falls below a certain amount.  Although the Portfolios believe that, in the event of the termination of an underlying ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.  To the extent a Portfolio invests in a sector product, the Portfolio is subject to the risks associated with that sector.

Each Portfolio could also purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly.

ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs, which could result in greater expenses to a Portfolio. ETFs also are subject to investment advisory and other expenses, which will be indirectly paid by a Portfolio. As a result, your cost of investing in a Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest exclusively in stocks and bonds. You will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio’s direct fees and expenses. Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate holdings at the most optimal time, adversely affecting a Portfolio’s performance.

Debt Securities

The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk.  Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall.  Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks.  The longer the maturity of the security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction.  Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk.  Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk.  The Portfolios are subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolios (such as mortgage-backed securities) later than expected.  This may happen when there is a rise in interest rates.  These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk.  Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal.  Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of "locking in" attractive long-term interest rates.  One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.  These prepayments would have to be reinvested at lower rates.  As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates.  Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates.  Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Portfolios.

At times, some of the mortgage-backed securities in which the Portfolios may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value.  Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Portfolios to experience a loss equal to any unamortized premium.

Certificates of Deposit and Bankers’ Acceptances

The Portfolios may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds.  The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate.  The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions.  Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise.  The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity.  Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

The Portfolios may purchase commercial paper.  Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Time Deposits and Variable Rate Notes

A Portfolio may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations, which the Portfolios may buy are unsecured and may include variable rate notes.  The nature and terms of a variable rate note (i.e., a “Master Note”) permit the Portfolios to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Portfolios as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed.  The Portfolios have the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note.  The issuer may prepay at any time and without penalty any part of or the full amount of the note.  The note may or may not be backed by one or more bank letters of credit.  Because these notes are direct lending arrangements between the Portfolios and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them.  Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Portfolios’ Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously.  Variable rate notes are subject to the Portfolios’ investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Insured Bank Obligations

The Portfolios may invest in insured bank obligations.  The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000.  The Portfolios may purchase bank obligations, which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability. The insurance limit is scheduled to decline to $100,000 after December 31, 2013.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds.  Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.  The Portfolios may also invest in Treasury Inflation-Protected Securities (TIPS).  TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation.  The value of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI).  If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent.  If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same.  TIPS decline in value when real interest rates rise.  However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agencies

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("Ginnie Mae"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit Banks, the Federal National Mortgage Association ("Fannie Mae"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.  The U.S.  Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations.  The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-th r ough securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing.  It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates (“PC’s”) which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-th r ough pools of conventional residential mortgage loans.  Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.  Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools.  However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit.  The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Mortgage Pass-Through Securities

Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments.  In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities.  Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life.  Some mortgage pass-through securities (such as securities guaranteed by Ginnie Mae) are described as “modified pass-through securities.”  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is Ginnie Mae. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans.  These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration.  A “pool” or group of such mortgage loans is assembled and after being approved by Ginnie Mae, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Mortgage pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Treasury.

Resets.  The interest rates paid on the Adjustable Rate Mortgage Securities (“ARMs”) in which the Portfolios may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index.  There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates.  Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Portfolios, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors.  The underlying mortgages which collateralize the ARMs in which the Portfolios may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan.  Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes.  These payment caps may result in negative amortization.  The value of mortgage securities in which the Portfolios invest may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans.  Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Portfolios invest to be shorter than the maturities stated in the underlying mortgages.

Securities Options

The Portfolios may purchase and write (i.e., sell) put and call options.  Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation.  Options trading is a highly specialized activity that entails greater than ordinary investment risk.  Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.  The premium paid to the writer is in consideration for undertaking the obligation under the option contract.  A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.  The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index.  The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.  A stock index fluctuates with changes in the market value of the stocks included in the index.  For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100®.  Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.  Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

The Portfolios’ obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Portfolios’ execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written.  A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Portfolios will have incurred a loss in the transaction.  There is no assurance that a liquid secondary market will exist for any particular option.  An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise.  In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a Portfolio expires unexercised, the Portfolio realizes a loss equal to the premium paid.  If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less.  If an option written by the Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

Certain Risks Regarding Options.  There are several risks associated with transactions in options.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.  In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Portfolios of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market.  This requires different skills and techniques than predicting changes in the prices of individual securities.  In addition, the Portfolios’ ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Portfolios.  Inasmuch as the Portfolios’ securities will not duplicate the components of an index, the correlation will not be perfect.  Consequently, the Portfolios bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Portfolios’ securities that would result in a loss on both such securities and the options on stock indices acquired by the Portfolios.

The hours of trading for options may not conform to the hours during which the underlying securities are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.  The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  The purchase of stock index options involves the risk that the premium and transaction costs paid by the Portfolios in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist.  If the s is unable to close out a call option on securities that it has written before the option is exercised, the Portfolios may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities.  If the Portfolios are unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions.  Transactions using options (other than options that the Portfolios have purchased) expose the Portfolios to an obligation to another party.  The Portfolios will not enter into any such transactions unless it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above.  The Portfolios will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Custodian in the prescribed amount.  Under current SEC guidelines, the Portfolios will segregate assets to cover transactions in which the Portfolios write or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets.  As a result, the commitment of a large portion of the Portfolios’ assets to cover or segregated accounts could impede portfolio management or the Portfolios’ ability to meet redemption requests or other current obligations.

Options on Futures Contracts.  The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.  Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.  Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options

The Portfolios may engage in transactions involving dealer options as well as exchange-traded options.  Certain additional risks are specific to dealer options. While the Portfolios might look to a clearing corporation to exercise exchange-traded options, if the Portfolios were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised.  Failure by the dealer to do so would result in the loss of the premium paid by the Portfolios as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not.  Consequently, the Portfolios may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it.  Similarly, when the Portfolios write a dealer option, the Portfolios may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Portfolio originally wrote the option.  While the Portfolios will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Portfolios, there can be no assurance that the Portfolios will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration.  Unless the Portfolios, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolios may be unable to liquidate a dealer option.  With respect to options written by the Portfolios, the inability to enter into a closing transaction may result in material losses to the Portfolios.  For example, because the Portfolios must maintain a secured position with respect to any call option on a security it writes, the Portfolios may not sell the assets that it has segregated to secure the position while it is obligated under the option.  This requirement may impair the Portfolios’ ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities.  The Portfolios may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolios may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula.  In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Portfolios will treat dealer options as subject to the Portfolios’ limitation on illiquid securities.  If the SEC changes its position on the liquidity of dealer options, the Portfolios will change its treatment of such instruments accordingly.

Spread Transactions

The Portfolios may purchase covered spread options from securities dealers.  These covered spread options are not presently exchange-listed or exchange-traded.  The purchase of a spread option gives the Portfolios the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Portfolios do not own, but which is used as a benchmark.  The risk to the Portfolios, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs.  The purchase of spread options will be used to protect the Portfolios against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities.  This protection is provided only during the life of the spread options.

Repurchase Agreements

The Portfolios may enter into repurchase agreements.  In a repurchase agreement, an investor purchases a security (known as the "underlying security") from a securities dealer or bank.  Any such dealer or bank must be deemed creditworthy by the Adviser.  At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date.  The repurchase price may be higher than the purchase price, the difference being income to the Portfolios, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Portfolios on repurchase.  In either case, the income to the Portfolios generally will be unrelated to the interest rate on the underlying securities.  Repurchase agreements must be "fully collateralized," in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price.  Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Portfolios to invest excess cash or as part of a temporary defensive strategy.  Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities.  In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Portfolios could experience both delays in liquidating the underlying security and losses.  These losses could result from: (a) possible decline in the value of the underlying security while the Portfolios are seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made.  Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained.  Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position.  Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Portfolios purchase or sell a security, no price would be paid or received by the Portfolios upon the purchase or sale of a futures contract.  Upon entering into a futures contract, and to maintain the Portfolios’ open positions in futures contracts, the Portfolios would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin."  The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.  Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin.  However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolios.

These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market."  The Portfolios expect to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date.  Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date.  If the offsetting purchase price is less than the original sale price, the Portfolios realize a gain; if it is more, the Portfolios realize a loss.  Conversely, if the offsetting sale price is more than the original purchase price, the Portfolios realize a gain; if it is less, the Portfolios realize a loss.  The transaction costs must also be included in these calculations.  There can be no assurance, however, that the Portfolios will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time.  If the Portfolios are not able to enter into an offsetting transaction, the Portfolios will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index.  If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Regulation as a Commodity Pool Operator

The Trust, on behalf of the Portfolios, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Portfolios’ operations.  Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.

When-Issued, Forward Commitments and Delayed Settlements

The Portfolios may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis.  In this event, the Custodian (as defined under the section entitled “Custodian”) will segregate liquid assets equal to the amount of the commitment in a separate account.  Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment.  In such a case, the Portfolios may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Portfolios’ commitment.  It may be expected that the Portfolios’ net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Portfolios do not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives.  Because the Portfolios will segregate liquid assets to satisfy its purchase commitments in the manner described, the Portfolios’ liquidity and the ability of the Portfolios’ Adviser to manage them may be affected in the event the Portfolios’ forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Portfolios will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Portfolios may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolios on the settlement date. In these cases the Portfolios may realize a taxable capital gain or loss.  When the Portfolios engage in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in the Portfolios incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Portfolios starting on the day the Portfolios agree to purchase the securities.  The Portfolios do not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid and Restricted Securities

The Portfolios may invest up to 15% of its net assets in illiquid securities. If illiquid investments ever exceed 15% of the Portfolios’ net assets, the Portfolios will reduce illiquid investments back down to 15% or less.  Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the 1933 Act) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers).  Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation.  The Portfolios might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders.  The Portfolios might have to register restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers.  Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the Financial Industry Regulatory Authority.

Under guidelines adopted by the Trust's Board, the Adviser of the Portfolios may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act, are liquid even though they are not registered.  A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer.  In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organization (“NRSRO”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(2) commercial paper could have the effect of increasing the amount of the Portfolios’ assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

For the purpose of achieving income, the Portfolios may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Portfolios may at any time call the loan and obtain the return of securities loaned, (3) the Portfolios will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Portfolios.

Short Sales

The Portfolios may sell securities short involving the use of derivative instruments and to offset potential declines in long positions in similar securities.  A short sale is a transaction in which the Portfolios sell a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Portfolios make a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security.  The Portfolios are required to make a margin deposit in connection with such short sales; the Portfolios may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Portfolios cover its short position, the Portfolios will incur a loss; conversely, if the price declines, the Portfolios will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.  The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Portfolios sell securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).  The Portfolios do not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolios’ net assets.  This percentage may be varied by action of the Board of Trustees. A short sale is "against the box" to the extent the Portfolios contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Swap Agreements

The Portfolios may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Portfolios than if it had invested directly in an instrument that yielded that desired return.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.  The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange.  The Portfolios’ obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").  The Portfolios’ obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolios) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Portfolios’ portfolio.

Whether the Portfolios’ use of swap agreements enhance the Portfolios’ total return will depend on the Adviser's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments.  Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid.  Moreover, the Portfolios bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  The Adviser will cause the Portfolios to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolios’ repurchase agreement guidelines.  The swap market is a relatively new market and is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolios’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC.  To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person.  To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million.  In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms.  Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

Certain Investment Techniques and Derivatives Risk

When the Adviser uses investment techniques such as margin, leverage and short sales, and forms of financial derivatives, such as options and futures, an investment in the Portfolios may be more volatile than investments in other mutual funds.  Although the intention is to use such investment techniques and derivatives to minimize risk to the Portfolios, as well as for speculative purposes, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Portfolios.  Derivatives are used to limit risk in the Portfolios or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement.  Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that the Adviser anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Portfolios’ initial investment in that instrument (in some cases, the potential loss in unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period, which could leave the Portfolios worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.  In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Temporary Defensive Positions

To respond to adverse market, economic, political or other conditions, the Portfolios may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  The Portfolios may be invested in these instruments for extended periods, depending on the Adviser's assessment of market conditions.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  While the Portfolios are in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that the Portfolios invest in money market mutual funds for its cash position, there will be some duplication of expenses because the Portfolios would bear its pro- rata portion of such money market funds’ advisory fees and operational fees.  The Portfolios may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

INVESTMENT RESTRICTIONS

The Portfolios have adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Portfolios which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Portfolios represented at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolios are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Portfolios.

1.

Borrowing Money.  The Portfolios will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolios; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Portfolios’ total assets at the time when the borrowing is made.

2.

Senior Securities.  The portfolios will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Portfolios, provided that the Portfolios’ engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.

Underwriting.  The Portfolios will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Portfolios may be deemed an underwriter under certain federal securities laws.

4.

Real Estate.  The Portfolios will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the Portfolios from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.

Commodities.  The Portfolios will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude the Portfolios from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.

Loans.  The Portfolios will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.

Concentration.  The Portfolios will not invest 25% or more of its total assets in a particular industry or group of industries.  The Portfolios will not invest 25% or more of its total assets in any investment company that so concentrates.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE PORTFOLIOS. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

1.

Pledging.  The Portfolios will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Portfolios except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.

Borrowing.  The Portfolios will not purchase any security while borrowings representing more than one third of its total assets are outstanding.

3.

Margin Purchases.  The Portfolios will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Portfolios for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

4.

Illiquid Investments.  The Portfolios will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.   If, through a change in values, net assets or other circumstances, the Portfolios were in a position where more than 15% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

If a restriction on the Portfolios’ investments is adhered to at the time an investment is made, a subsequent change in the percentage of the Portfolios’ assets invested in certain securities or other instruments, or change in average duration of the Portfolios’ investment portfolio, resulting from changes in the value of the Portfolios’ total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the Portfolios’ portfolio holdings.  These policies and procedures are designed to ensure that such disclosure is in the best interests of the Portfolios’ shareholders.

It is the Trust’s policy to: (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

The Portfolios disclose its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period.  In addition, the Portfolios will disclose its portfolio holdings reports on Forms N-CSR and Form N-Q approximately two months after the end of each quarter/semi-annual period.

The Portfolios may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg more frequently on a confidential basis.

Under limited circumstances, as described below, the Portfolios’ holdings may be disclosed to, or known by, certain third parties in advance of their filing with the Securities and Exchange Commission on Form N-CSR or Form N-Q.  In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

•

The Adviser or Sub-Adviser.  Personnel of the adviser or sub -Adviser, including personnel responsible for managing the Portfolios’ investment portfolio, may have full daily access to the Portfolios’ investment holdings since that information is necessary in order for the Adviser or Sub-Adviser to provide its management, administrative, and investment services to the Portfolios.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, the Adviser's or Sub-Adviser’s personnel may also release and discuss certain portfolio holdings with various broker-dealers.

•

Gemini Fund Services, LLC is the transfer agent, fund accountant and administrator for the Portfolios; therefore, its personnel have full daily access to the Portfolios’ holdings since that information is necessary in order for it to provide the agreed-upon services for the Trust.

•

Fifth Third Bank is the custodian for the Portfolios; therefore, its personnel have full daily access to the Portfolios’ holdings since that information is necessary in order for it to provide the agreed-upon services for the Portfolios.

•

BBD, LLP is the Portfolios’ independent registered public accounting firm; therefore, its personnel have access to the Portfolios’ holdings in connection with auditing of the Portfolios’ annual financial statements and providing assistance and consultation in connection with SEC filings.

•

Thompson Hine LLP is counsel to the Portfolios; therefore, its personnel have access to the Portfolios’ holdings in connection with the review of the Portfolios’ annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients.    The Portfolios’ Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Portfolios’ portfolio securities at any time or to any persons other than those described above.  In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Portfolios, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Portfolio’s portfolio holdings.

Compliance With Portfolio Holdings Disclosure Procedures.  The Portfolios’ Chief Compliance Officer will report periodically to the Board with respect to compliance with the Portfolio's portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Portfolio from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the Securities and Exchange Commission. The Board consists of five (5) individuals, four (4) of whom are not “interested persons” (as defined under the 1940 Act) of the Trust or the Adviser (“Independent Trustees”). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by Mr. Michael Miola, who has served as the Chairman of the Board since the Trust was organized in 2005.  Mr. Miola is an interested person by virtue of his indirect controlling interest in Northern Lights Distributors, LLC (the Trust’s distributor for the majority of the series of the Trust).  The Board of Trustees is comprised of Mr. Miola and four (4) Independent Trustees.  The Independent Trustees have selected Mr. Anthony J. Hertl as Lead Independent Trustee.  Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly.  Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings.  Generally, the Trust believes it best to have a non-executive Chairman of the Board, who together with the President (principal executive officer), are seen by our shareholders, business partners and other stakeholders as providing strong leadership.  The Trust believes that its Chairman, the independent chair of the Audit Committee, the Independent Lead Trustee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its Funds and each shareholder.

Board Risk Oversight

The Board of Trustees has a standing independent Audit Committee with a separate chair.    The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.  Mr. Miola has over 20 years of business experience in the investment management and brokerage business, serves as a member of another mutual fund board outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and another fund board.  Mr. Gary W. Lanzen has over 20 years of business experience in the financial services industry, holds a Masters in Education Administration degree, is a Certified Financial Planner ("CFP") and serves as a member of 2 other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and another fund board.    Mr. Anthony J. Hertl has over 20 years of business experience in financial services industry and related fields including serving as chair of the finance committee for the Borough of Interlaken, New Jersey and Vice President-Finance and Administration of Marymount College, holds a holds Certified Public Accountant designation and serves as a member of 4 other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other fund boards.  Mark H. Taylor, Ph.D., CPA, CFE, has over two decades of academic experience in the accounting and auditing areas, has a Doctor of Philosophy degree in Accounting, holds Certified Public Accountant and Certified Fraud Examiner designations, is Professor of Accountancy at the Weatherhead School of Management at Case Western Reserve University, serves as a member of 2 other mutual fund board s outside of the Fund Complex, currently serves on the AICPA Auditing Standards Board, and like the other Board members, also possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other fund boards.   Mr. John V. Palancia has over 30 years of business experience in financial services industry including serving as the Director of Futures Operations for Merrill Lynch, Pierce, Fenner & Smith, Inc.  Mr. Palancia also holds a Bachelor of Science degree in Economics.  He also possesses a strong understanding of risk management, balance sheet analysis and the regulatory framework under which regulated financial entities must operate based on service to Merrill Lynch.  Additionally, he is well versed in the regulatory framework under which investment companies must operate based on his service as a member of 2 other fund boards. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl Born in 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	97

AdvisorOne Funds (12 portfolios) (since 2004);

Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust (2007- February 2011) and Global Real Estate Fund; Northern Lights Fund Trust (since 2005)

Gary W. Lanzen Born in 1954	Trustee Since 2005	President, Orizon Investment Counsel, LLC (2000-2006); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	97	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Northern Lights Fund Trust (since 2005)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	97

Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (since February 2007); Northern Lights Fund Trust (since 2007);  NLFT III (Since February 2012)

John V. Palancia Born in 1954	Trustee Since 2011	Retired. Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc.(1975-2011).	97	Northern Lights Fund Trust (since 2012); NLFT III (Since February 2012)

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** Born in 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	97	AdvisorOne Funds (12 portfolios)(since 2003); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Constellation Trust Co.; Northern Lights Fund Trust (since 2005)
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	President Since2006	President and Manager, Gemini Fund Services, LLC (since 2006); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.	N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Vice President of Gemini Fund Services, LLC (since 2011); Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Brian Nielsen Born in 1972	Assistant Secretary Since 2011

Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003); CLS Investments, LLC and Orion Advisor Services, LLC (since 2001); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Assistant Secretary for Gemini Fund Services, LLC (since 2003) and Gemcom, LLC (since 2004); and Manager and Assistant Secretary for Northern Lights Compliance Services, LLC (since 2004).

			N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1968	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1977	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1972	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A
Harris Cohen 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1981	Assistant Treasurer Since 2012	Manager of Fund Administration, Gemini Fund Services, LLC (since 2011); Senior Fund Administrator, Gemini Fund Services, LLC (2006-2011).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” refers to the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls.  The Audit committee operates pursuant to an Audit Committee Charter.  The Audit Committee is also responsible for seeking and reviewing nominee candidates for consideration as Independent Trustees as is from time to time considered necessary or appropriate.  The Audit Committee generally will not consider shareholder nominees. The Audit Committee is also responsible for reviewing and setting Independent Trustee compensation from time to time when considered necessary or appropriate. During the past fiscal year, the Audit Committee held twelve meetings.

Compensation

Each Trustee who is not affiliated with the Trust or Adviser will receive a quarterly fee of $3,500, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the end of each calendar quarter.  The Audit Committee Chairman receives an additional $2,000 annual fee. The Lead Independent Trustee receives an additional $2,000 annual fee.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended December 31, 2011.  Each Trustee has attended all quarterly meetings.  The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Aggregate Compensation From Trust **	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex*** Paid to Trustees
L. Merill Bryan ****	$ 10,000	None	None	$ 70,000
Anthony J. Hertl	$ 13,000	None	None	$ 85,000
Gary Lanzen	$ 10,000	None	None	$ 70,000
Mark Taylor	$ 10,000	None	None	$ 70,000
John V. Palancia	None	None	None	None
Michael Miola*	None	None	None	None

_______________

* This Trustee is deemed to be an ‘interested person’ as defined in the 1940 Act as a result of his affiliation with Gemini Fund Services, LLC (the Trust’s Administrator, Transfer Agent and Fund Accountant) and Northern Lights Distributors, LLC (the Fund’s Distributor) and Northern Lights Compliance Services, LLC (the Trust’s compliance service provider).

** There are currently multiple series comprising the Trust.  Trustees’ fees are allocated equally to the Funds in the Trust.

*** The term “Fund Complex” refers to the Northern Lights Fund Trust, Northern Lights Fund Trust III and the Northern Lights Variable Trust.

    **** Mr. Bryan completed his service as a Trustee in 2011.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Trust as of December 31, 2011.

Name of Trustee	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
John V. Palancia	None	None
Anthony J. Hertl	None	None
Gary Lanzen	None	None
Michael Miola*	None	None
Mark Taylor	None	None

* This Trustee is deemed to be an ‘interested person’ as defined in the 1940 Act as a result of his affiliation with Gemini Fund Services, LLC (the Trust’s Administrator, Transfer Agent and Fund Accountant) and Northern Lights Compliance Services, LLC (the Trust’s compliance service provider).

Management Ownership

As of April 2, 2012, the Trustees, as a group, owned less than 1.00% of the Portfolio’s outstanding shares and less than 1.00% of the Fund Complex’s outstanding shares.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Portfolios. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control. As of April 2, 2012, the following separate accounts owned 5% or more of the outstanding shares of each Portfolio.

TOPSTM	Capital Preservation ETF Portfolio

Class 1 Shares

Name & Address

                  Shares

Percentage of Fund

ValMark Advisors

3,999.0000

100.00%

130 Springside Drive, Suite 300

Akron, OH 44333

Class 2 Shares

Name & Address

                  Shares

Percentage of Fund

Jefferson National Life Insurance

721.1520

               29.09%

9920 Corporate Campus Drive

Suite 1000

Louisville, KY 40223

PRUCO Life Insurance Company

1,756.4880

70.86%

213 Washington Street

Newark, NJ 07102-2992

TOPSTM	Balanced ETF Portfolio

Class 1 Shares

Name & Address

                  Shares

Percentage of Fund

ValMark Advisors

3,999.0000

100.00%

130 Springside Drive, Suite 300

Akron, OH 44333

Jefferson National Life Insurance

28,016.1530

87.51%

9920 Corporate Campus Drive

Suite 1000

Louisville, KY 40223

Class 2 Shares

Name & Address

                  Shares

Percentage of Fund

Jefferson National Life Insurance

85,905.5770

90.99%

9920 Corporate Campus Drive

Suite 1000

Louisville, KY 40223

PRUCO Life Insurance Company

8,485.2770

8.99%

213 Washington Street

Newark, NJ 07102-2992

TOPSTM	Moderate Growth ETF Portfolio

Class 1 Shares

Name & Address

                  Shares

Percentage of Fund

ValMark Advisers, Inc.

3,999.0000

7.34%

130 Springside Drive, Suite 300

Akron, OH 44333

Jefferson National Life Insurance

50,472.8070

92.66%

9920 Corporate Campus Drive

Suite 1000

Louisville, KY 40223

Class 2 Shares

Name & Address

                  Shares

Percentage of Fund

Jefferson National Life Insurance

1,956.4060

10.82%

9920 Corporate Campus Drive

Suite 1000

Louisville, KY 40223

PRUCO Life Insurance Company

15,530.6030

85.87%

213 Washington Street

Newark, NJ 07102-2992

TOPSTM	Growth ETF Portfolio

Class 1 Shares

Name & Address

                  Shares

Percentage of Fund

ValMark Advisers, Inc.

3,999.0000

13.66%

130 Springside Drive, Suite 300

Akron, OH 44333

Jefferson National Life Insurance

25,267.2620

86.34%

9920 Corporate Campus Drive

Suite 1000

Louisville, KY 40223

Class 2 Shares

Name & Address

                  Shares

Percentage of Fund

PRUCO Life Insurance Company

11,073.9960

96.30%

213 Washington Street

Newark, NJ 07102-2992

TOPSTM	Aggressive Growth ETF Portfolio

Class 1 Shares

Name & Address

                  Shares

Percentage of Fund

ValMark Advisers, Inc.

3,999.0000

100.00%

130 Springside Drive, Suite 300

Akron, OH 44333

Class 2 Shares

Name & Address

                  Shares

Percentage of Fund

PRUCO Life Insurance Company

3,225.1540

95.74%

213 Washington Street

Newark, NJ 07102-2992

TOPSTM	Protected Balanced ETF Portfolio

Class 1 Shares

Name & Address

                  Shares

Percentage of Fund

Jefferson National Life Insurance Co

399,945.3450

100.00%

9920 Corporate Campus Drive

Suite 1000

Louisville, KY 40223

Class 2 Shares

Name & Address

                  Shares

Percentage of Fund

Ohio National Life Insurance Company

6,333,665.5640

99.58%

PO Box 237

Cincinnati, OH 45242

TOPSTM	Protected Moderate Growth ETF Portfolio

Class 1 Shares

Name & Address

                  Shares

Percentage of Fund

Jefferson National Life Insurance Co

348,018.1260

100.00%

9920 Corporate Campus Drive

Suite 1000

Louisville, KY 40223

Class 2 Shares

Name & Address

                  Shares

Percentage of Fund

Ohio National Life Insurance Company

12,308,388.1290

99.26%

PO Box 237

Cincinnati, OH 45242

TOPSTM	Protected Growth ETF Portfolio

Class 1 Shares

Name & Address

                  Shares

Percentage of Fund

Jefferson National Life Insurance Company

1,756,445.7070

100.00%

9920 Corporate Campus Drive

Suite 1000

Louisville, KY 40223

Class 2 Shares

Name & Address

                  Shares

Percentage of Fund

Ohio National Life Insurance Company

14,497,611.9740

96.23%

PO Box 237

Cincinnati, OH 45242

INVESTMENT ADVISER AND SUB-ADVISER

Investment Adviser and Advisory Agreement

The Adviser of the Portfolios is ValMark Advisers, Inc. (the “Adviser”), located at 130 Springside Drive, Akron, OH 44333.  Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Portfolios (the “Advisory Agreement”), the Adviser, subject to the supervision of the Board of the Trust, and in conformity with the stated policies of the Portfolios, manages the operations of the Portfolios.

Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Portfolios in accordance with applicable law and the investment objective, policies and restrictions set forth in the Portfolios’ current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment advisor to the Portfolios and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Portfolios in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Portfolios, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and  to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.  The Adviser also provides the Portfolios with all necessary office facilities and personnel for servicing the Portfolios’ investments compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Portfolios or the Adviser performing services relating to research, statistical and investment activities.   The Advisory Agreement was approved by the Board, including by a majority of the Independent Trustees, at a meeting held on February 23, 2011.

In addition, the Adviser, subject to the supervision of the Board of Trustees, provides the management and administrative services necessary for the operation of the Portfolios.  These services include providing facilities for maintaining the Trust’s organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Portfolios; preparing all general shareholder communications and conducting shareholder relations; maintaining the Portfolios’ records and the registration of the Portfolios’ shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Portfolios; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser, Milliman, Inc and compensates the Sub-Adviser out of the investment advisory fees it receives from the TOPSTM Protected Balanced, TOPSTM Protected Moderate Growth and TOPSTM Protected Growth.   The total amount of investment management fees payable by the TOPSTM Protected Balanced, TOPSTM Protected Moderate Growth and TOPSTM Protected Growth to the Adviser may not be changed without shareholder approval.

The following table sets forth the annual management fee rate payable by the Portfolios to the Adviser pursuant to the Advisory Agreement, expressed as a percentage of the Portfolios’ average daily net assets, computed daily and payable monthly:

PORTFOLIOS	TOTAL MANAGEMENT FEE
TOPSTM Capital Preservation ETF Portfolio	0.10%
TOPS TM Balanced ETF Portfolio	0.10%
TOPS TM Moderate Growth ETF Portfolio	0.10%
TOPS TM Growth ETF Portfolio	0.10%
TOPS TM Aggressive Growth ETF Portfolio	0.10%
TOPS TM Protected Balanced ETF Portfolio	0.30%
TOPS TM Protected Moderate Growth ETF Portfolio	0.30%
TOPS TM Protected Growth ETF Portfolio	0.30%

The following table displays the advisory fees that were paid by the Portfolios during the fiscal period ended December 31, 2011:

FUND	Advisory Fees Paid
TOPS TM Capital Preservation ETF Portfolio	$31
TOPS TM Balanced ETF Portfolio	$29
TOPS TM Moderate Growth ETF Portfolio	$60
TOPS TM Growth ETF Portfolio	$62
TOPS TM Aggressive Growth ETF Portfolio	$28
TOPS TM Protected Balanced ETF Portfolio	$20,152
TOPS TM Protected Moderate Growth ETF Portfolio	$32,581
TOPS TM Protected Growth ETF Portfolio	$17,639

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Trust.  Under the terms of the Advisory Agreement, the Portfolios are responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser (c) the fees and certain expenses of the Custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Portfolios and of pricing the Portfolios’ shares, (d) the charges and expenses of legal counsel and independent accountants for the Portfolios, (e) brokerage commissions and any issue or transfer taxes chargeable to the Portfolios in connection with its securities transactions, (f) all taxes and corporate fees payable by the Portfolios to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of share certificates representing shares of the Portfolios, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Portfolios and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Portfolios’ registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Portfolios who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business.

Milliman, Inc., (the " sub - adviser ") with principal offices located at 1301 Fifth Avenue, Suite 3800, Seattle, WA 98101, serves as sub-adviser to the TOPSTM Protected Portfolios.  However, the Sub-Adviser portfolio manager works from the Sub-Adviser's office located at 71 South Wacker Drive, 31st Floor, Chicago, IL  60606.  Subject to the authority of the Portfolios' Board of Trustees and supervision by the Adviser, the sub - adviser is responsible for conducting each Protected Portfolio's hedging program according to each Portfolio's investment objective, policies and restrictions.  The sub - adviser is paid by the Adviser, not the Portfolios.

The following table displays the sub-advisory fees that were paid during the fiscal period ended December 31, 2011:

FUND	Sub-Advisory Fees Paid
TOPS TM Protected Balanced ETF Portfolio	$13,434
TOPS TM Protected Moderate Growth ETF Portfolio	$21,721
TOPS TM Protected Growth ETF Portfolio	$11,759

Codes of Ethics

The Trust, Adviser, sub - adviser and distributor each have adopted codes of ethics (the “Code”) under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the Code adopted by the Trust, the Trustees are permitted to invest in securities that may also be purchased by the Portfolios.

In addition, the Code which applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management.  The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission and in other public communications made by the Portfolios; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Portfolios and its shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Portfolios, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. A copy of the Adviser's proxy voting policies is attached hereto as Appendix B.

More information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Portfolios at 1-855-572-5945 and (2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov and will be sent within three business days of receipt of a request.

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

Pursuant to a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) which was approved on February 23, 2011 by the Board of Trustees, the Portfolios are authorized to pay the participating insurance company and other intermediaries, compensation for distribution and shareholder services.  The Plan permits the Portfolios to pay compensation for account maintenance, shareholder services, distribution, sales and promotional activities at the annual rate of up to 0.25% for Class 2 shares of each Portfolio’s average net assets attributable to the relevant class.  Such fees are to be paid by the Portfolios monthly, or at such other intervals as the Board shall determine.  Such fees shall be based upon the Portfolios’ average daily net assets during the preceding month, and shall be calculated and accrued daily.  The participating insurance company and other intermediaries shall use such fee, among other things, to pay interest and principal where such payments have been financed.

The Trust is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made.

The initial term of the Plan is one year and it will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plan.  The Plan may be terminated at any time by the Trust or a Portfolio by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of that Portfolio. The Plan will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Plan may not be amended to increase materially the amount paid by the Portfolios, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Portfolios (as defined in the 1940 Act).  All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Plan.  During the term of the Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees.  The Trust will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the  Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Portfolios at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Portfolios; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

The following table displays the allocated distribution related fees pursuant to the 12b-1 Plan the Portfolios paid during the fiscal period ended December 31, 2011:

	TOPS TM Capital Preservation ETF Portfolio Class 2	TOPS TM Balanced ETF Portfolio Class 2	TOPS TM Moderate Growth ETF Portfolio Class 2	TOPS TM Growth ETF Portfolio Class 2	TOPS TM Aggressive Growth ETF Portfolio Class 2	TOPS TM Protected Balanced ETF Portfolio Class 2	TOPS TM Protected Moderate Growth ETF Portfolio Class 2	TOPS TM Protected Growth ETF Portfolio Class 2
Advertising/Marketing	None	None	None	None	None	None	None	None
Printing/Postage	None	None	None	None	None	None	None	None
Payment to distributor	None	None	None	None	None	None	None	None
Payment to dealers	$9	$8	$3	$18	$8	$16,374	$26,718	$10,568
Compensation to sales personnel	None	None	None	None	None	None	None	None
Other	None	None	None	None	None	None	None	None
Total	$9	$8	$3	$18	$8	$16,374	$26,718	$10,568

PORTFOLIO MANAGERS

Michael McClary, Otto Bosshard, and, Adam Schenck with respect to Protected Portfolios, are the portfolio managers of the Portfolios, and are responsible for the day-to-day management of the Portfolios.  As of December 31, 2011, they were responsible for the management of the following types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Michael McClary
Registered Investment Cos.	8	$97,639,861.93	0	N/A
Other Pooled Investment Vehicles	10	$158,809,416.86	0	N/A
Other Accounts	2,332	$671,681,826.00	0	N/A
Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Otto Bosshard
Registered Investment Cos.	8	$97,639,861.93	0	N/A
Other Pooled Investment Vehicles	10	$158,809,416.86	0	N/A
Other Accounts	2,332	$671,681,826.00	0	N/A
Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Adam Schenck
Registered Investment Cos.	14	$3,231,427,335.00	0	N/A
Other Pooled Investment Vehicles	1	$62,358,258.00	0	N/A
Other Accounts	0	0	0	N/A

Conflicts of Interest

The Adviser has not identified any material conflicts between the Portfolios and other accounts managed by the Adviser and portfolio managers.  However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Portfolios and other accounts because the portfolio managers manage other accounts. The management of the Portfolios and other accounts may result in unequal time and attention being devoted to the Portfolios and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Portfolios, whereby the portfolio managers could favor one account over another. Further, a potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Portfolios’ trades, whereby they could use this information to the advantage of other accounts and to the disadvantage of the Portfolios. These potential conflicts of interest could create the appearance that the portfolio managers are favoring one investment vehicle over another.

The Sub-Adviser has not identified any material conflicts between the Portfolios and other accounts managed by the Sub-Adviser and portfolio managers.  However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Portfolios and other accounts because the portfolio managers manage other accounts. The management of the Portfolios and other accounts may result in unequal time and attention being devoted to the Portfolios and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Portfolios, whereby the portfolio managers could favor one account over another. Further, a potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Portfolios’ trades, whereby they could use this information to the advantage of other accounts and to the disadvantage of the Portfolios. These potential conflicts of interest could create the appearance that the portfolio managers are favoring one investment vehicle over another.

Compensation.

Mr. McClary is paid a salary and is able to receive distributions based on the Adviser’s growth and profitability.  Mr. Bosshard is paid a flat fee and is able to receive distributions based on growth of assets.  Mr. Schenck is paid a salary and a discretionary bonus.

Ownership of Securities.

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Portfolio as of December 31, 2011.

Fund	Dollar Range of Equity Securities in the Portfolios
	Michael McClary	Otto Bosshard	Adam Schenck
TOPS TM Capital Preservation ETF Portfolio	None	None	None
TOPS TM Balanced ETF Portfolio	None	None	None
TOPS TM Moderate Growth ETF Portfolio	None	None	None
TOPS TM Growth ETF Portfolio	None	None	None
TOPS TM Aggressive Growth ETF Portfolio	None	None	None
TOPS TM Protected Balanced ETF Portfolio	None	None	None
TOPS TM Protected Moderate Growth ETF Portfolio	None	None	None
TOPS TM Protected Growth ETF Portfolio	None	None	None

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Portfolios are made by the portfolio managers who are employed by the Adviser.  The Adviser is authorized by the Trustees to allocate the orders placed by it on behalf of the Portfolios to brokers or dealers who may, but need not, provide research or statistical material or other services to the Portfolios or the Adviser for the Portfolios’ use.  Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

•

the best net price available;

•

the reliability, integrity and financial condition of the broker or dealer;

•

the size of and difficulty in executing the order; and

•

the value of the expected contribution of the broker or dealer to the investment performance of the Portfolios on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Portfolios may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Portfolios. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Portfolios transactions may primarily benefit accounts other than the Portfolios’, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Portfolios.

Specific decisions to purchase or sell futures contracts for the Portfolios are made by the portfolio managers who are employed by the Sub-Adviser.  The Sub-Adviser is authorized by the Trustees to allocate the orders placed by it on behalf of the Portfolios to brokers or dealers who may, but need not, provide research or statistical material or other services to the Portfolios or the Sub-Adviser for the Portfolios’ use.  Such allocation is to be in such amounts and proportions as the Sub-Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Sub-Adviser will take the following into consideration:

•

the best net price available;

•

the reliability, integrity and financial condition of the broker or dealer;

•

the size of and difficulty in executing the order; and

•

the value of the expected contribution of the broker or dealer to the investment performance of the Portfolios on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Portfolios may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Sub-Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Portfolios. In allocating portfolio brokerage, the Sub-Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Portfolios transactions may primarily benefit accounts other than the Portfolios’, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Portfolios.

The following table displays the brokerage commissions paid by the Portfolios for the fiscal period ended December 31, 2011:

Portfolio	Brokerage Commissions
TOPS TM Capital Preservation ETF Portfolio	$15
TOPS TM Balanced ETF Portfolio	$17
TOPS TM Moderate Growth ETF Portfolio	$95
TOPS TM Growth ETF Portfolio	$99
TOPS TM Aggressive Growth ETF Portfolio	$11
TOPS TM Protected Balanced ETF Portfolio	$3,963
TOPS TM Protected Moderate Growth ETF Portfolio	$6,699
TOPS TM Protected Growth ETF Portfolio	$6,580

PORTFOLIO TURNOVER

The Portfolios’ portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolios during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolios. A 100% turnover rate would occur if all of the Portfolio’s portfolio securities were replaced once within a one-year period period.

The following table displays the portfolio turnover rates for the Funds for the fiscal period ended December 31, 2011.

Portfolio	Portfolio Turnover Rates
TOPS TM Capital Preservation ETF Portfolio	52%
TOPS TM Balanced ETF Portfolio	16%
TOPS TM Moderate Growth ETF Portfolio	9%
TOPS TM Growth ETF Portfolio	180%
TOPS TM Aggressive Growth ETF Portfolio	7%
TOPS TM Protected Balanced ETF Portfolio	10%
TOPS TM Protected Moderate Growth ETF Portfolio	7%
TOPS TM Protected Growth ETF Portfolio	28%

OTHER SERVICE PROVIDERS

Fund Administration, Fund Accounting and Transfer Agent Services

Gemini Fund Services, LLC ("GFS"), which has its principal office at 450 Wireless Blvd., Hauppauge, New York 11788, serves as administrator, fund accountant and transfer agent for the Portfolios pursuant to a Fund Services Agreement (the "Agreement") with the Portfolios and subject to the supervision of the Board.  GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. GFS is an affiliate of the Distributor. GFS may also provide persons to serve as officers of the Portfolios. Such officers may be directors, officers or employees of GFS or its affiliates.

The Agreement became effective on March 6, 2006 and will remain in effect for two years from the applicable effective date for each Portfolio, and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board.  The Agreement is terminable by the Board or GFS on 90 days' written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of GFS. The Agreement provides that GFS shall be without liability for any action reasonably taken or omitted pursuant to the Agreement.

Under the Agreement, GFS performs administrative services, including:  (1) monitor the performance of administrative and professional services rendered to the Trust by others service providers; (2) monitor each Portfolio's holdings and operations for post-trade compliance with the Portfolio's registration statement and applicable laws and rules; (3) prepare and coordinate the printing of semi-annual and annual financial statements; (4) prepare selected management reports for performance and compliance analyses; (5) prepare and disseminate materials for and attend and participate in meetings of the Board; (6) determine income and capital gains available for distribution and calculate distributions required to meet regulatory, income, and excise tax requirements; (7) review the Trust's federal, state, and local tax returns as prepared and signed by the Trust's independent public accountants; (8) prepare and maintain the Trust's operating expense budget to determine proper expense accruals to be charged to each Portfolio to calculate its daily net asset value; (9) assist in and monitor the preparation, filing, printing and where applicable, dissemination to shareholders of amendments to the Trust's Registration Statement on Form N-1A, periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-SAR, N-CSR, N-Q and N-PX; (10) coordinate the Trust's audits and examinations by assisting each Portfolio's independent public accountants; (11) determine, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitate such registration or qualification; (12) monitor sales of shares and ensure that the shares are properly and duly registered with the SEC; (13) monitor the calculation of performance data for the Portfolios; (14) prepare, or cause to be prepared, expense and financial reports; (15) prepare authorization for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assist each Portfolio in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of GFS) ; and (18) perform other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

     GFS also provides the Portfolio with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of each Portfolio's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for each Portfolio; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Portfolios' custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Portfolio.

GFS also acts as transfer, dividend disbursing, and shareholder servicing agent for the Portfolio pursuant to the Agreement. Under the Agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Custodian

Fifth Third Bank (the “Custodian”) serves as the custodian of the Portfolios’ assets pursuant to a Custody Agreement by and between the Custodian and the Trust on behalf of the Portfolios.  The Custodian’s responsibilities include safeguarding and controlling the Portfolios’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Portfolios’ investments.  Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser.  The Portfolios may employ foreign sub-custodians that are approved by the Board to hold foreign assets. The Custodian's principal place of business is 38 Fountain Square Plaza, Cincinnati, OH  45263.

Compliance Services

Northern Lights Compliance Services, LLC (“NLCS”), 4020 South 147th Street, Omaha, NE 68137, an affiliate of GFS, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust.

Each Portfolio pays Gemini Fund Services, LLC, on a monthly basis, an annual fee equal to 0.10% of the Portfolio’s average daily net assets for all other ordinary operating expenses which include: costs incurred in connection with the maintenance of securities law registration, printing and mailing Prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholder meetings.  Certain extraordinary expenses such as expenses incurred in connection with any merger, reorganization or litigation would be borne by the Portfolios.

The following table displays administration, fund accounting and transfer agency fees, paid to the Administrator, pursuant to the combined fee schedule in the Administration Agreement for the following fiscal period ended December 31, 2011:

FUND	ADMINISTRATION SERVICE FEES

TOPS TM Capital Preservation ETF Portfolio	$31
TOPS TM Balanced ETF Portfolio	$29
TOPS TM Moderate Growth ETF Portfolio	$59
TOPS TM Growth ETF Portfolio	$62
TOPS TM Aggressive Growth ETF Portfolio	$27
TOPS TM Protected Balanced ETF Portfolio	$6,718
TOPS TM Protected Moderate Growth ETF Portfolio	$10,860
TOPS TM Protected Growth ETF Portfolio	$5,880

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees.  Cumulative voting is not authorized for the Trust.  This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series.  Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest.  Each share has equal dividend, distribution and liquidation rights.  There are no conversion or preemptive rights applicable to any shares of the Portfolios.  All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by Section 352 the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program is written and has been approved by the Portfolios’ Board of Trustees.  The Program provides for the development of policies, procedures and internal controls reasonably designed to prevent money laundering, the designation of an anti-money laundering compliance officer who is responsible for implementing and monitoring the Program, ongoing anti-money laundering training for appropriate persons and an independent audit function to determine the effectiveness of the Program. The Trust’s secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Transfer Agent and the participating insurance company and other intermediaries have established reasonable anti-money laundering procedures, have reported suspicious and/or fraudulent activity and have completed thorough reviews of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND

PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading "How Shares are Priced," the net asset value ("NAV") of the Portfolios’ shares is determined by dividing the total value of a Portfolio's investments and other assets, less any liabilities, by the total number of shares outstanding of a Portfolio.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value.  Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.  Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the last bid price.  Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices.  Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.  Exchange traded options; futures and options on futures are valued at the settlement price determined by the exchange.  Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.  The value of securities traded in markets outside the United States or denominated in currencies other than U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Portfolio shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Portfolios normally use pricing data for domestic equity securities received shortly after the NYSE closes, usually 4:00 p.m. Eastern time (“NYSE Close”), and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities.  Information that becomes known to the Portfolios or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolios may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Portfolios in good order prior to the NYSE Close on each day that the NYSE is open for trading are priced at the NAV per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the NYSE Close, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined NAV per share.

Redemption of Shares

The Portfolios will redeem all or any portion of a shareholder's shares of the Portfolios when requested in accordance with the procedures set forth in the "Redemptions" section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a)  when the NYSE is closed, other than customary weekend and holiday closings;

(b)  when trading on that exchange is restricted for any reason;

(c)  when an emergency exists as a result of which disposal by the Portfolios of securities owned by it is not reasonably practicable or it is not reasonably   practicable for the Portfolios fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (“SEC”) (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)  when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in a Portfolio.

The Portfolios have qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau.  By so qualifying, the Portfolios should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Portfolios will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Portfolios. Capital losses incurred in tax years beginning December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss.  Under previously enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.  Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

The Portfolios intend to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after June 30, the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Portfolios unless a shareholder elects to receive cash.

     To be treated as a regulated investment company under Subchapter M of the Code, the Portfolios must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolios’ assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolios’ assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Portfolios control and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Portfolios fail to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Portfolios would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Portfolios generally would not be liable for income tax on the Portfolios’ net investment income or net realized capital gains in their individual capacities.

The Portfolios are subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Portfolios’ ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Portfolios during the preceding calendar year. Under ordinary circumstances, the Portfolios expect to time its distributions so as to avoid liability for this tax.

For a discussion of the tax consequences to holders of variable life or annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable life or variable annuity contracts. Variable life or variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner.  Depending on the variable annuity or variable life contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax.  Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax.  Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

Additional Diversification Requirement -- In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Code imposes certain diversification standards on the underlying assets of variable life or variable annuity contracts held in the Portfolios.  The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified. Disqualification of the variable life or variable annuity contract as such would result in immediate imposition of federal income tax on variable life or variable annuity contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract.

The Portfolios intend to comply, and continue to comply, with the diversification requirement imposed by section 817(h) of the Code and the regulations thereunder on insurance company segregated asset ( i.e .., separate) accounts.  This requirement places certain limitations on the assets of each insurance company separate account, and, because section 817(h) and those regulations treat the assets of the Portfolios as assets of the related separate account, of the Portfolios, that may be invested in securities of a single issuer.  Specifically, the regulations require that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of the Portfolios may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency or instrumentality is considered a separate issuer.  Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, U.S. Government Securities and securities of other registered investment companies.  Failure of the Portfolios to satisfy the section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders other than as described in the applicable Contract prospectus.

Treasury regulations provide that a variable annuity contract will be able to look through to the assets held by the Portfolios for the purpose of meeting the diversification test if the Portfolios meet certain requirements.  The Portfolios will be managed in such a manner as to comply with the diversification requirements and to allow the variable annuity contracts to be treated as owning a proportionate share of the Portfolios’ assets. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolios.

The above discussion of the federal income tax treatment of the Portfolios assumes that all the insurance company accounts holding shares of the Portfolios are either segregated asset accounts underlying variable contracts as defined in Section 817(d) of the Code or the general account of an insurance company as defined in Section 816 of the Code.  Additional tax consequences may apply to holders of variable contracts investing in a Portfolio if any of those contracts are not treated as annuity, endowment or life insurance contracts.

Under Treasury regulations, if a shareholder realizes a loss on a disposition of the Portfolios’ shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (such as an insurance company holding the separate accounts referenced in this SAI), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.  Direct shareholders of Portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company, such as the separate accounts that own shares of the Portfolios, are not accepted. This filing requirement applies even though, as a practical matter, any such loss would not reduce the taxable income of the insurance company holding the separate accounts. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Portfolios have selected BBD, LLP, located at 1835 Market Street, 26th Floor, Philadelphia, PA 19103, as its independent registered public accounting firm for the current fiscal year. The firm provides services including (1) audit of annual financial statements, and (2) assistance and consultation in connection with SEC filings.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Columbus, Ohio, 43215 serves as the Trust's legal counsel.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included in this SAI are hereby incorporated by reference to the Annual Report for the Portfolio for the fiscal period ended December 31, 2011. You can obtain a copy of the financial statements contained in the Portfolios’ Annual or Semi-Annual Report without charge by calling the Portfolios at 1-855-572-5945.

APPENDIX A

DESCRIPTION OF BOND RATINGS

Standard & Poor's Ratings Group. A Standard & Poor's corporate bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors, such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.   Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.   Nature of and provisions of the obligation.

3.  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

 AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

 A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

 BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

 BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

 BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

 BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

 B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

 CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

 CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

 C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

 C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

 D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized. Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody's Investors Service, Inc. A brief description of the applicable Moody's rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

 B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

 Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

 Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

 C - Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A-- average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of a credit within those rating categories.

Fitch Investors Service LLP.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF NOTE RATINGS

A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

•

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

•

SP-2 Satisfactory capacity to pay principal and interest.

•

SP-3 Speculative capacity to pay principal and interest.

Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

•

MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•

MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

•

MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

•

MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.: Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

Standard & Poor's Ratings Group: "A" is the highest commercial paper rating category utilized by Standard & Poor's Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

Duff & Phelps Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

Fitch Investors Service LLP.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 -- very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Egan-Jones Proxy Services

Proxy Voting

Principles and Guidelines

EGAN-JONES PROXY VOTING PRINCIPLES

Introduction

Our Proxy Voting Principles serve as the background for our Proxy Voting Guidelines, which, in turn, act as general guidelines for the specific recommendations that we make with respect to proxy voting. It is important to recognize that such principles are not intended to dictate but guide. Certain of the principles may be inappropriate for a given company, or in a given situation. Additionally, the principles are evolving and should be viewed in that light.  Our principles are and will be influenced by current and forthcoming legislation, rules and regulations, and stock exchange rules. Examples include:

•

the Sarbanes-Oxley Act of 2002 and implementing rules promulgated by the U.S. Securities & Exchange Commission

•

revised corporate governance listing standards of the New York Stock Exchange and resulting SEC rules

•

corporate governance reforms and subsequent proposed rule filings made with the SEC by The NASDAQ Stock Market, Inc. and resulting SEC rules

In general:

•

Directors should be accountable to shareholders, and management should be accountable to directors.

•

Information on the Company supplied to shareholders should be transparent.

•

Shareholders should be treated fairly and equitably according to the principle of one share, one vote.

Principles

A.

Director independence

It is our view that:

•

A two-thirds majority of the Board should be comprised of independent directors.

•

Independent directors should meet alone at regularly scheduled meetings, no less frequently than semi-annually, without the Chief Executive Officer or other non-independent directors present.

•

When the Chairman of the Board also serves as the company’s Chief Executive Officer, the Board should designate one independent director to act as a leader to coordinate the activities of the other independent directors.

•

Committees of the Board dealing with the following responsibilities should consist only of independent directors: audit, compensation, nomination of directors, corporate governance, and compliance.

•

No director should serve as a consultant or service provider to the Company.

•

Director compensation should be a combination of cash and stock in the company, with stock constituting a significant component.

In our opinion, an independent director, by definition, has no material relationship with the Company other than his or her directorship. This avoids the potential for conflict of interest. Specifically such director:

*

should not have been employed by the Company or an affiliate within the previous five years;

*

should not be, and should not be affiliated with, a company that is an adviser or consultant to the Company or affiliate, or to a member of the Company’s senior management;

*

should  not be affiliated with a significant customer or supplier of the Company or affiliate;

*

should have no personal services contract with the Company or affiliate, or a member of senior management;

*

should  not be affiliated with a not-for-profit organization that receives significant contributions from the Company or affiliate;

*

within the previous five years, should  not have had any business relationship with the Company or affiliate which required disclosure in the Company’s Form 10-K;

*

should not be employed by a public company at which an executive officer of the Company serves as a director;

*

should not be a member of the immediate family of any person described above.

 B. Board operating procedures

•

The Board should adopt a written statement of its governance principles, and regularly re-evaluate them.

•

Independent directors should establish performance criteria and compensation incentives for the Chief Executive Officer, and regularly review his or her performance against such criteria. Such criteria should align the interests of the CEO with those of shareholders, and evaluate the CEO against peer groups.

•

The independent directors should be provided access to professional advisers of their own choice, independent of management.

•

The Board should have a CEO succession plan, and receive periodic reports from management on the development of other members of senior management.

•

Directors should have access to senior management through a designated liaison person.

•

The Board should periodically review its own size, and determine the appropriate size.

C. Requirements for individual directors

We recommend that:

•

The Board should provide guidelines for directors serving on several Boards addressing competing commitments.

•

The Board should establish performance criteria for itself and for individual directors regarding director attendance, preparedness, and participation at meetings of the Board and of committees of the Board, and directors should perform satisfactorily in accordance with such criteria in order to be re-nominated.

D. Shareholder rights

•

A simple majority of shareholders should be able to amend the company’s bylaws, call special meetings, or act by written consent.

•

In the election of directors, there should be multiple nominees for each seat on the Board

•

“Greenmail” should be prohibited.

•

Shareholder approval should be required to enact or amend a “poison pill” (i.e., “shareholder rights”) plan

•

Directors should be elected annually.

•

The Board should ordinarily implement a shareholder proposal that is approved by a majority of proxy votes.

•

Shareholders should have effective access to the director nomination process.

Egan-Jones Proxy Voting Guidelines

Consistent with the above-listed principles, the proxy voting guidelines outlined below are written to guide the specific recommendations that we make to our clients. Ordinarily, we do not recommend that clients ABSTAIN on votes; rather, we recommend that they vote FOR or AGAINST proposals (or, in the case of election of directors, that they vote FOR ALL nominees, AGAINST the nominees, or that they WITHHOLD votes for certain nominees). In the latter instance, the recommendation on our report takes the form ALL, EXCEPT FOR and lists the nominees from whom votes should be withheld.

Whether or not the guideline below indicates “case-by-case basis,” every case is examined to ensure that the recommendation is appropriate.

Board of Directors

Election of Directors in Uncontested Elections

Case-by-case basis, examining composition of board and key board committees, attendance history, corporate governance provisions and takeover activity, long-term company financial performance relative to a market index, directors' investment in the company, etc..

WITHHOLD votes for nominees who:

are affiliated outside directors and sit on the Audit, Compensation, or Nominating committees are inside directors and sit on the Audit, Compensation, or Nominating committees are inside directors and the company does not have Audit, Compensation, or Nominating committees attend less than 75 percent of the board and committee meetings. Participation by phone is acceptable.

ignore a shareholder proposal that is approved by a majority of the shares outstanding ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years fail to act on takeover offers where the majority of the shareholders have tendered their shares implement or renew a “dead-hand” or modified “dead-hand” poison pill sit on more than four boards

In cases in which an issuer has engaged in the practice commonly referred to as “options backdating,” Egan-Jones may recommend that votes be withheld from nominees serving on the issuer’s compensation committee, the issuer’s entire board of directors, and/or its chief executive officer. Such recommendations will be made on a case-by-case basis, taking into consideration such matters as intent of the individuals involved, scope and timing of the practice, significance of financial restatement required, and corrective action taken.

Furthermore, we may recommend withholding votes from either members of an issuer’s compensation committee, its entire board of directors and/or its chief executive officer where the issuer has engaged in what we judge to be other unsatisfactory compensation practices. Considerations may include such factors as “pay-for-failure” executive severance provisions, change-in-control payments which are either excessive or which are not tied to loss of job or significant reduction in duties, excessive executive perquisites, unjustified changes in the performance standards applied to performance-based compensation, and executive compensation out of proportion to performance of the issuer.

FOR responsible shareholder proposals calling for the company to name as directors only those who receive a majority of shareholder votes.

Separating Chairman and CEO

Case-by-case basis on shareholder proposals requiring that positions of chairman and CEO be held separately.

Independent Directors

FOR shareholder proposals asking that a two-thirds majority of directors be independent.

FOR shareholder proposals asking that board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.

Case-by-case basis on proposals asking that the Chairman be independent.

Stock Ownership Requirements

AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Term Limits

AGAINST shareholder proposals to limit tenure of outside directors.

Age Limits

AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Director and Officer Indemnification and Liability

Case-by-case basis on director and officer indemnification and liability, using Delaware law as the standard.

AGAINST proposals to eliminate entirely directors and officers liability for monetary damages for violating the duty of care.

AGAINST indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if (1) the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

Charitable Contributions

AGAINST proposals regarding charitable contributions.

Proxy Contests (Contested Elections)

Election of Directors in Contested Elections

Case-by-case basis for voting for directors in contested elections, considering long-term financial performance of the target company relative to its industry, management's track record, background to the proxy contest, qualifications of director nominees on both slates, evaluation of what each side is offering shareholders as well as likelihood that proposed objectives and goals will be met, and stock ownership positions.

Reimburse Proxy Solicitation Expenses

Case-by-case basis for reimbursement of proxy solicitation expenses. FOR reimbursing proxy solicitation expenses where EGAN-JONES recommends in favor of the dissidents.

Auditors

Ratifying Auditors

FOR proposals to ratify auditors, unless:

Non-audit fees exceed 50% of total fees.

Auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Proxy Contest Defenses

Classified Board vs.  Annual Election

AGAINST proposals to classify the board.

FOR proposals to repeal (“de-stagger”) classified boards and to elect all directors annually.

Removal of Directors

AGAINST proposals that provide that directors may be removed only for cause.

FOR proposals to restore shareholder ability to remove directors with or without cause.

AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

FOR proposals to eliminate cumulative voting.

Calling Special Meetings

AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Acting by Written Consent

AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

FOR proposals to allow or make easier shareholder action by written consent.

Altering Size of the Board

FOR proposals to fix the size of the board.

AGAINST proposals that give management the ability to alter size of the board without shareholder approval.

Tender Offer  Defenses

“Poison Pills”

FOR shareholder proposals that ask the company to submit its “poison pill” for shareholder ratification.

Case-by-case basis for shareholder proposals to redeem a company's existing “poison pill.”

Case-by-case basis for management proposals to ratify a “poison pill.”

Fair Price Provisions

Case-by-case basis for adopting fair price provisions, considering vote required to approve the proposed acquisition, vote required to repeal the fair price provision, and mechanism for determining the fair price.

AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

“Greenmail”

FOR proposals to adopt anti-“greenmail” charter or bylaw amendments or otherwise restrict the company's ability to make “greenmail” payments.

Case-by-case basis for anti-“greenmail” proposals which are bundled with other charter or bylaw amendments.

“Pale Greenmail”

Case-by-case basis for restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

AGAINST dual-class exchange offers and dual-class recapitalizations.

Supermajority Requirement to Amend Charter or Bylaws

AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

Supermajority Requirement to Approve Mergers

AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

Placement of Equity with “White Squire”

FOR shareholder proposals to require approval of “blank check preferred stock” issues for other than general corporate purposes.

Other Governance Proposals

Confidential Voting

FOR shareholder proposals that request that the company adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

FOR management proposals to adopt confidential voting.

Equal Access

FOR shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Bundled Proposals

Case-by-case basis for bundled or "conditioned" proxy proposals. Where items are conditioned upon each other, examine benefits and costs. AGAINST in instances when the joint effect of the conditioned items is not in shareholders' best interests. FOR if the combined effect is positive.

Shareholder Advisory Committees

Case-by-case basis for establishing a shareholder advisory committee.

Capital Structure

Common Stock Authorization

Case-by case basis for increasing the number of shares of common stock authorized for issuance.

AGAINST increasing the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Stock Distributions: Splits and Dividends

FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance, considering the industry and company’s returns to shareholders.

Reverse Stock Splits

FOR management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Case-by-case basis on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issuance.

Preferred Stock

AGAINST proposals authorizing creation of new classes of "blank check preferred stock” (i.e., classes with unspecified voting, conversion, dividend distribution, and other rights

FOR proposals to create “blank check preferred stock” in cases when the company specifically states that the stock will not be used as a takeover defense.

FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms are reasonable.

Case-by-case basis on proposals to increase the number of “blank check preferred shares” after analyzing the number of preferred shares available for issuance considering the industry and company’s returns to shareholders.

“Blank Check Preferred Stock”

FOR shareholder proposals to have placements of “blank check preferred stock” submitted for shareholder approval, except when those shares are issued for the purpose of raising capital or making acquisitions in the normal course.

Adjustments to Par Value of Common Stock

FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Case-by-case basis on shareholder proposals that seek preemptive rights, considering size of the company and shareholder characteristics.

Debt Restructurings

Case-by-case basis on proposals to increase number of common and/or preferred shares and to issue shares as part of a debt restructuring plan, considering dilution, any resulting change in control

FOR proposals that facilitate debt restructurings except where signs of self-dealing exist.

Share Repurchase Programs

FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Tracking Stock

Case-by-case basis for creation of tracking stock, considering the strategic value of the transaction vs. adverse governance changes, excessive increases in authorized stock, inequitable distribution method, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives, such as spin-offs.

Compensation of Officers and Directors

Case-by-case basis for director and officer compensation plans, but generally favoring responsible proposals calling for more use of performance-based equity in compensation plans. The term “performance-based equity” will not be interpreted to include conventional stock options, but will include such tools as indexed options, restricted stock, performance-contingent options, and premium-priced options.

Management Proposals Seeking Approval to Re-price Options

Case-by-case basis on management proposals seeking approval to re-price options.

Director Compensation

Case-by-case basis on stock-based plans for directors.

Employee Stock Purchase Plans

Case-by-case basis on employee stock purchase plans.

Amendments that Place a Maximum limit on Annual Grants or Amend

Administrative Features

FOR plans that amend shareholder-approved plans to include administrative features or place  maximum limit on annual grants that any participant may receive to comply with the provisions of Section 162(m) of the Omnibus Budget Reconciliation Act (OBRA).

Amendments to Added Performance-Based Goals

FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions

Under OBRA

Case-by-case basis on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m).

Approval of Cash or Cash & Stock Bonus Plans

FOR cash or cash & stock bonus plans to exempt compensation from taxes under the provisions of Section 162(m) of OBRA.

Limits on Director and Officer Compensation

FOR shareholder proposals requiring additional disclosure of officer and director compensation.

Case-by-case basis for all other shareholder proposals seeking limits on officer and director compensation.

“Golden Parachutes” and “Tin Parachutes”

FOR shareholder proposals to have “golden and tin parachutes” submitted for shareholder ratification.

Case-by-case basis on  proposals to ratify or cancel “golden or tin parachutes.”

Employee Stock Ownership Plans (ESOPs)

FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized number of shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e.,  greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

FOR proposals to implement a 401(k) savings plan for employees.

State of Incorporation

State Takeover Statutes

Case-by-case basis on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-“greenmail” provisions, and disgorgement provisions).

Reincorporation Proposals

Case-by-case basis on proposals to change the company's state of incorporation.

Business Combinations and Corporate Restructurings

Mergers and Acquisitions

Case-by-case basis on mergers and acquisitions, considering projected financial and operating benefits, offer price, prospects of the combined companies, negotiation process, and changes in corporate governance.

Corporate Restructuring

Case-by-case basis on corporate restructurings, including minority squeeze-outs, leveraged buyouts, spin-offs, liquidations, and asset sales.

Spin-offs

Case-by-case basis on spin-offs, considering tax and regulatory advantages, planned use of proceeds, market focus, and managerial incentives.

Asset Sales

Case-by-case basis on asset sales, considering impact on the balance sheet and working capital, and value received.

Liquidations

Case-by-case basis on liquidations considering management's efforts to pursue alternatives, appraisal value, and compensation for executives managing the liquidation.

Appraisal Rights

FOR providing shareholders with appraisal rights.

Mutual Fund Proxies

Election of Directors

Case-by-case basis for election of directors, considering board structure, director independence, director qualifications, compensation of directors within the fund and the family of funds, and attendance at board and committee meetings.

WITHHOLD votes for directors who:

are interested directors and sit on key board committees (Audit, Nominating or Compensation committees)

are interested directors and  the company does not have one or more of the following committees: Audit, Nominating or Compensation.

attend less than 75 percent of the board and committee meetings. Participation by phone is acceptable.

ignore a shareholder proposal that is approved by a majority of shares outstanding ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years sit on more than 10 fund boards

serve as Chairman but are not independent (e.g. serve as an officer of the fund’s advisor)

Converting Closed-end Fund to Open-end Fund

Case-by-case basis for conversion of closed-end fund to open-end fund, considering past performance as a closed-end fund, market in which the fund invests, measures taken by the board to address the market discount, and past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Case-by-case basis on proxy contests, considering past performance, market in which fund invests, and measures taken by the board to address issues raised, past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements

Case-by-case basis on investment advisory agreements, considering proposed and current fee schedules, fund category and investment objective, performance benchmarks, share price performance relative to that of peers; and magnitude of any fee increase.

New Classes or Series of Shares

FOR creating new classes or series of shares.

Preferred Stock Authorization

Case-by-case basis for authorization for or increase in preferred shares, considering financing purpose and potential dilution for common shares.

1940 Act Policies

Case-by-case basis  for 1940 Act policies, considering potential competitiveness, regulatory developments, current and potential returns, and current and potential risk.

Changing a Fundamental Restriction to a Non-fundamental

Restriction

Case-by-case basis on changing fundamental restriction to non-fundamental restriction, considering fund's target investments, reasons for change, and projected impact on portfolio.

Changing Fundamental Investment Objective to Non-fundamental

AGAINST proposals to change the fund's fundamental investment objective to non-fundamental.

Name Rule Proposals

Case-by-case basis for name rule proposals, considering the following factors: political/economic changes in target market; bundling with quorum requirements or with changes in asset allocation, and consolidation in the fund's target market.

Disposition of Assets, Termination, Liquidation

Case-by-case basis for disposition of assets, termination or liquidation, considering strategies employed, company's past performance, and terms of liquidation.

Charter Modification

Case-by-case basis for changes to the charter, considering degree of change, efficiencies that could result, state of incorporation, and regulatory standards and implications.

Change of Domicile

Case-by-case basis for changes in state of domicile, considering state regulations of each state, required fundamental policies of each state; and the increased flexibility available.

Change in Sub-classification

Case-by-case basis for change in sub-classification, considering potential competitiveness, current and potential returns, risk of concentration, and industry consolidation in the target industry.

Authorizing Board to Hire and Terminate Sub-advisors without

Shareholder Approval

AGAINST authorizing the board to hire and terminate sub-advisors without shareholder approval

Distribution Agreements

Case-by-case basis for approving distribution agreements, considering fees charged to comparably sized funds with similar objectives, proposed distributor's reputation and past performance, and competitiveness of fund in industry.

Master-Feeder Structure

FOR establishment of a master-feeder structure.

Changes to Charter

Case-by-case basis for changes to the charter, considering degree of change implied by the proposal, resulting efficiencies, state of incorporation, and regulatory standards and implications.

Mergers

Case-by-case basis for proposed merger, considering resulting fee structure, performance of each fund, and continuity of management.

Shareholder Proposals

Independent Directors

FOR shareholder proposals asking that a three-quarters majority of directors be independent.

FOR shareholder proposals asking that board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.

For proposals asking that the Chairman be independent.

Establish Director Ownership Requirement

AGAINST establishing a director ownership requirement.

Reimbursement of Shareholder for Expenses Incurred

Case-by-case basis for reimbursing proxy solicitation expenses.

FOR reimbursing proxy solicitation expenses in cases where EGAN-JONES recommends in favor of the dissidents.

Terminate the Investment Advisor

Case-by-case basis for terminating the investment advisor, considering fund’s performance and history of shareholder relations.

Social Issues

Energy and Environment

AGAINST on proposals that request companies to follow the CERES Principles.

FOR reports that seek additional information, particularly when it appears company has not adequately addressed shareholders' environmental concerns.

South Africa

AGAINST on proposals related to South Africa.

FOR reports that seek additional information such as the amount of business that could be lost by conducting business in South Africa.

Northern Ireland

AGAINST on proposals related to the MacBride Principles.

FOR reports that seek additional information about progress being made toward eliminating employment discrimination, particularly when it appears company has not adequately addressed shareholder concerns.

Military Business

AGAINST on defense issue proposals.

FOR reports that seek additional information on military related operations, particularly when company has been unresponsive to shareholder requests.

Maquiladora Standards and International Operations Policies

AGAINST on proposals relating to the Maquiladora Standards and international operating policies.

FOR reports on international operating policy issues, particularly when it appears company has not adequately addressed shareholder concerns.

World Debt Crisis

AGAINST on proposals dealing with Third World debt.

FOR reports on Third World debt issues, particularly when it appears company has not adequately addressed shareholder concerns.

Equal Employment Opportunity and Discrimination

AGAINST on proposals regarding equal employment opportunities and discrimination.

FOR reports that seek additional information about affirmative action efforts, particularly when it appears company has been unresponsive to shareholder requests.

Animal Rights

AGAINST on proposals that deal with animal rights.

Product Integrity and Marketing

AGAINST on ceasing production of socially questionable products.

FOR reports that seek additional information regarding product integrity and marketing issues, particularly when it appears companies have been unresponsive to shareholder requests.

Human Resources Issues

AGAINST on proposals regarding human resources issues.

FOR reports that seek additional information regarding human resources issues, particularly when it appears companies have been unresponsive to shareholder requests.

Procedure for Preparing Proportionate Vote for Mutual Funds

Proportionate Voting (Echo Vote) is a process where the client will vote all of their shares proportionately to how votes are returned by other accounts within a CUSIP/Class. The intention to proportionate vote should be communicated to Broadridge at least 2 weeks prior to the meeting date. After notification Broadridge will track the position and communicate back to the voting entity what the percentage For, Against, Abstain is for the particular entity 48 hours prior to meeting date.

STEP 1

Responsible Party: CDF or ProxyEdge client

Action: To notify Broadridge of an upcoming proportionate vote situation. The PE or CDF client will notify their respective CSR at Broadridge. Communication to Broadridge should be done via e-mail and include the following information:

Account Number

Shares

Custodian Name

Timeframe: Shortly after meeting’s record date and NO LATER than 2 weeks prior to the meeting date.

STEP 2

Responsible Party: CSR at Broadridge

Action: On the day the information is received the Broadridge CSR will communicate the Issuer name with the accounts and shares represented by each client to the Proxy Agent Services team at Broadridge.

.

Timeframe: Same day that Vote instruction is received from the CDF or ProxyEdge client.

STEP 3

Responsible Party: Proxy Agent Services Team at Broadridge

Action: Broadridge PAS Team will contact the respective tabulator for the issuer/fund. Broadridge will inform the tabulator of the number of shares by CUSIP/Class and their intention to proportionately vote.  The identity of the voting agent will not be revealed to the tabulator at any time.

Timeframe: within 24 hours of receipt of Vote Instruction from client’s CSR.

STEP 4

Responsible Party: Tabulator

Action:  Percentage “For, Against, Abstain” of the total shares voted within a specific CUSIP/class will be given to PAS team.

Timeframe: 48 hours prior to meeting date.  Broadridge will follow-up with the tabulator 24 hours prior to the meeting.  **See below**

STEP 5

Responsible Party: PAS Team/CSR at Broadridge

Action: Percentage of total shares received for the specific CUSIP/class will be provided to CDF or ProxyEdge client so that the proportionate vote can be executed on ProxyEdge or via the CDF.

Timeframe: 48 hours prior to meeting date

STEP 6

Responsible Party: CDF or ProxyEdge client

Action: Proportionate vote will be issued as a split vote through the CDF, ProxyEdge. (In a situation where the CDF or ProxyEdge can not be used, a Split Vote Form should be filled out by the client and should be faxed to the Vote Execution Team for processing.)

Timeframe: Once percentage of total shares is received.

**If the tabulator does not provide Broadridge with the % of shares voted 24 hours prior to meeting date, the CSR at Broadridge will notify the ProxyEdge or CDF client that we were unsuccessful in our attempts to contact the tabulator. Broadridge will then provide the PE or CDF client with the % of shares voted through Broadridge (Beneficial Only) . The Proportionate instructions can be executed by the client through the CDF or ProxyEdge.**

Northern Lights Variable Trust

PART C

OTHER INFORMATION

ITEM 28.

EXHIBITS.

(a)(1)

Agreement and Declaration of Trust dated November 4, 2004.  Previously filed on February 14, 2006 as Exhibit (a)(1) to the Registrant’s Registration Statement on Form N-1A (File numbers 811-21853 and 333-131820)(hereinafter referred to as the “Registrant’s Registration Statement”), and hereby incorporated by reference.

(a)(2)	Certificate of Trust dated November 4, 2004. Previously filed on February 14, 2006 as Exhibit (a)(2) to the Registrant’s Registration Statement, and hereby incorporated by reference.
(b)	By-Laws. Previously filed on February 14, 2006 as Exhibit (b) to the Registrant’s Registration Statement, and hereby incorporated by reference.
(c)

Instruments Defining Rights of Security Holders.   See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.

(d)(1)

Investment Advisory Agreement between the Registrant, with respect to Arrow DWA Balanced VIT Fund and Arrow Investment Advisors, LLC was filed on January 8, 2009 as Exhibit (d)(1) to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement, and is hereby incorporated by reference..

(d)(2)

Sub-Advisory Agreement between Arrow Investment Advisors, LLC and Dorsey, Wright & Associates, Inc. with respect to Arrow DWA Balanced VIT Fund was filed on January 8, 2009 as Exhibit (d)(2) to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(3)

Investment Advisory Agreement between the Registrant, with respect to the JNF Equity, Balanced, Bond and Money Market Portfolios, and JNF Advisors, Inc., was filed on May 1, 2008 as Exhibit (d)(3) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference.

(d)(4)

Sub-Advisory Agreement between JNF Advisors, Inc. and Chicago Equity Partners, LLC with respect to the JNF Equity and Balanced Portfolios, was filed on February 4, 2008 as Exhibit (d)(4) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(4)(1)

Sub-Advisory Agreement between JNF Advisors, Inc. and AIM Advisors, Inc., with respect to the JNF Money Market Portfolio was filed on January 8, 2009 as Exhibit (d)(4)(1) to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(5)

Investment Advisory Agreement between the Registrant, with respect to the Adaptive Allocation Portfolio, and Critical Math Advisors, LLC, was filed on February 4, 2008 as Exhibit (d)(5) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(6)

Investment Advisory Agreement between the Registrant, with respect to the Changing Parameters Portfolio, and Changing Parameters LLC, was filed on February 4, 2008 as Exhibit (d)(6) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(7)

Investment Advisory Agreement between the Registrant, with respect to Dent Strategic Portfolio and HS Dent Investment Management, LLC, was filed on February 4, 2008 as Exhibit (d)(8) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(8)

Investment Advisory Agreement between the Registrant, with respect to The Chariot Absolute Return All Opportunities Portfolio and Chariot Advisors, LLC was filed on March 3, 2010 as Exhibit (d)(8) to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement, and is hereby incorporated by reference..

(d)(9)

Investment Advisory Agreement between the Registrant, with respect to TOPSTM   Capital Preservation ETF Portfolio, TOPSTM   Balanced ETF Portfolio, TOPSTM   Moderate Growth  ETF Portfolio ,TOPSTM   Growth ETF Portfolio, TOPSTM   Aggressive Growth ETF Portfolio, TOPSTM   Protected Balanced ETF Portfolio, TOPSTM   Protected Moderate Growth ETF Portfolio and TOPSTM   Protected Growth ETF Portfolio and  ValMark Advisers, Inc. was filed on April 18, 2011 as Exhibit (d)(9) to Pre-Effective Amendment No. 33 to the Registrant’s Registration Statement, and is hereby incorporated by reference..

(d)(10)

Sub-Advisory Agreement between ValMark Advisers, Inc. and Milliman, Inc, with respect to TOPSTM   Protected Balanced ETF Portfolio, TOPSTM   Protected Moderate Growth ETF Portfolio and TOPSTM   Protected Growth ETF Portfolio was filed on April 26, 2011 as Exhibit (d)(10) to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(11)

Investment Advisory Agreement between the Registrant, with respect to Avant Gold Bullion Strategy VP Fund and Avant Capital Management, LLC was filed on November 1, 2011 as Exhibit (d)(11) to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(12)	Investment Advisory Agreement between the Registrant, with respect to Astor Long/Short ETF Portfolio and Astor Asset Management, LLC to be filed by amendment.
(d)(13)

Investment Advisory Agreement between the Registrant, with respect to 7Twelve Balanced Portfolio and 7Twelve Advisors, LLC was filed on November 23, 2011 as Exhibit (d)(13) to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(14)

Investment Advisory Agreement between the Registrant, with respect to BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio and BCM Decathlon Aggressive Portfolio and Beaumont Financial Partners, LLC (d.b.a. BFP Capital Management) to be filed by amendment.

(d)(15)	Investment Advisory Agreement between the Registrant, with respect to Mariner Hyman Beck Portfolio and RJO Investment Management, LLC to be filed by amendment.
(d)(16)	Investment Advisory Agreement between the Registrant, with respect to Power Income VIT Fund and W.E. Donoghue & Co., Inc. to be filed by amendment.
(e)	. Underwriting Agreement between the Registrant and Northern Lights Distributors LLC, is filed herewith
(f)	Bonus or Profit Sharing Contracts. Not Applicable.
(g)(1)

Custody Agreement between the Registrant and Bank of New York Mellon was filed on February 4, 2008 as Exhibit (g)(1) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(g)(2)

Custody Agreement between the Registrant and the First National Bank of Omaha was filed on February 4, 2008 as Exhibit (g)(2) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(g)(3)

Custody Agreement between the Registrant and Citi, NA was filed on May 1, 2008 as Exhibit (g)(3) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference.

(g)(4)

Custody Agreement between the Registrant and Fifth Third Bank was filed on June 5, 2009 as Exhibit (g)(4) to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement, and hereby incorporated by reference..

(h)(1)

Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(1) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(2)

Administration Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(2) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(3)

Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(3) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(4)

Expense Limitation Agreement between the Registrant, on behalf of the Arrow DWA Balanced VIT Fund and Arrow Investment Advisors, LLC was filed on February 4, 2008 as Exhibit (h)(4) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(5)

Investor Services Plan of Arrow DWA Balanced VIT Fund was filed on January 11, 2007 as Exhibit (h)(5) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(6)

Custody Administration Agreement between Registrant and the Administrator with respect to certain Funds of the Trust, was filed on February 6, 2007 as Exhibit (h)(6) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(7)

Expense Limitation Agreement between the Registrant, with respect to each JNF Portfolio, and JNF Advisors, Inc., was filed on May 1, 2008 as Exhibit (h)(7) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference.

(h)(8)

Expense Limitation Agreement between the Registrant, with respect to the Adaptive Allocation Portfolio, and Critical Math Advisors, LLC, was filed on February 4, 2008 as Exhibit (h)(8) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(9)

Participation Agreement between the Registrant, with respect to the each JNF Portfolio, and Jefferson National Life Insurance Company, was filed on May 1, 2008 as Exhibit (h)(9) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference..

(h)(9)(1)

Participation Agreement between the Registrant, with respect to each JNF Portfolio, and PHL Variable Insurance Company, was filed on May 1, 2008 as Exhibit (h)(9)(1) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference.

(h)(10)

Expense Limitation Agreement between the Registrant, with respect to the Dent Strategic Portfolio and HS Dent Investment Management, LLC, was filed on February 4, 2008 as Exhibit (h)(12) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(11)(1)

Participation Agreement between the Registrant, with respect to the Dent Strategic Portfolio and Security Benefits Life Insurance Company was filed on January 8, 2009 as Exhibit (h)(13)(1) to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(11)(2)

Participation Agreement between the Registrant, with respect to the Dent Strategic Portfolio and First Security Benefits Life Insurance and Annuity Company of New York was filed on January 8, 2009 as Exhibit (h)(13)(2) to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(11)(3)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Minnesota Life Insurance is filed herewith.
(h)(11)(4)

Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Principal Life Insurance Company, Princor Financial Services Corporation and Principal National Life Insurance Company is filed herewith.

(h)(11)(5)	Participation Agreement between the Registrant, with respect to the TOPS Protected Portfolios and Kansas City Life Insurance Company is filed herewith.
(h)(11)(6)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and PRUCO Life Insurance Company is filed herewith.
(h)(11)(6)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and PRUCO Life Insurance Company is filed herewith.
(h)(11)(7)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and PRUCO Life Insurance Company of New Jersey is filed herewith.
(h)(11)(8)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Ohio National Life Insurance Company is filed herewith.
(h)(11)(9)	Participation Agreement between the Registrant, with respect to the TOPS Protected Portfolios and National Security Life and Annuity Company is filed herewith.
(h)(12)

Expense Limitation Agreement between the Registrant, with respect to the Chariot Absolute Return All Opportunities Portfolio and Chariot Advisors, LLC, was filed on March 3, 2010 as Exhibit (h)(12) to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement, and hereby incorporated by reference..

(h)(13)

Expense Limitation Agreement between the Registrant, with respect to Avant Gold Bullion Strategy VP Fund and Avant Capital Management, LLC, was filed on November 1, 2011 as Exhibit (h)(13) to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, and is hereby incorporated by reference..

(h)(14)	Expense Limitation Agreement between the Registrant, with respect to the Astor Long/Short ETF Portfolio and Astor Asset Management, LLC, to be filed by amendment.
(h)(15)	Expense Limitation Agreement between the Registrant, with respect to the 7Twelve Balanced Portfolio and 7Twelve Advisors, LLC, to be filed by amendment.
(h)(16)

Expense Limitation Agreement between the Registrant, with respect to the BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio and BCM Decathlon Aggressive Portfolio and Beaumont Financial Partners, LLC (d.b.a. BFP Capital Management) to be filed by amendment.

(h)(17)	Expense Limitation Agreement between the Registrant, with respect to the Mariner Hyman Beck Portfolio and RJO Investment Management, LLC to be filed by amendment.
(h)(18)	Expense Limitation Agreement between the Registrant, with respect to the Power Income VIT Fund and W.E. Donoghue & Co., Inc. to be filed by amendment.
(i)	Consent of Counsel is filed herewith.
(j)(1)

Powers of Attorney of Anthony J. Hertl, Michael Miola, L. Merill Bryan, Gary W. Lanzen, Mark Taylor was filed on April 7, 2011 as Exhibit (j)(1) to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Power of Attorney of John V. Palancia was filed on January 19, 2012 as Exhibit (j)(1) to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement, and is hereby incorporated by reference..

(j)(2)	Consent of Independent Auditor is filed herewith .
(k)	Omitted Financial Statements. None.
(l)	Initial Capital Agreements was filed on January 11, 2007 as Exhibit (l) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(m)

Rule 12b-1 Plan was filed on June 5, 2009 as Exhibit (m) to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Updated Form of Rule 12b-1 Plan to include Astor Long/Short ETF Portfolio was filed on May 24, 2011 as Exhibit (m) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Updated Rule 12b-1 Plan to include Power Income VIT Fund was filed on April 3, 2012 as Exhibit (m) to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(n)	Rule 18f-3 Plan was filed on April 18, 2011 as Exhibit (n) to Post-Effective Amendment No.33 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(1)

Code of Ethics of Northern Lights Variable Trust, was filed on January 11, 2007 as Exhibit (p)(1) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(2)

Code of Ethics of Arrow Investment Advisors, LLC was filed on January 11, 2007 as Exhibit (p)(2) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(3)

Code of Ethics of Dorsey, Wright & Associates, Inc. was filed on January 11, 2007 as Exhibit (p)(3) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(4)	Code of Ethics of JNF Advisors, Inc. was filed on March 2, 2007 as Exhibit (p)(4) to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(5)

Code of Ethics of Chicago Equity Partners, LLC was filed on March 2, 2007 as Exhibit (p)(5) to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(6)

Code of Ethics of Critical Math Advisors, LLC, was filed on February 6, 2007 as Exhibit (p)(5) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(7)

Code of Ethics of Changing Parameters LLC was filed on March 2, 2007 as Exhibit (p)(7) to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(8)	Code of Ethics of AIM Advisors, Inc, was filed on May 1, 2008 as Exhibit (p)(8) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(p)(9)

Code of Ethics of HS Dent Investment Management, LLC was filed on January 8, 2009 as Exhibit (p)(11) to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement, and hereby incorporated by reference.

(p)(10)

Code of Ethics of Chariot Advisors, LLC was filed on June 5, 2009 as Exhibit (p)(13) to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement, and hereby incorporated by reference..

(p)(11)	Code of Ethics of ValMark Advisers, Inc. to be filed by amendment.
(p)(12)	Code of Ethics of Milliman, Inc. to be filed by amendment.
(p)(13)

Code of Ethics of Avant Capital Management, LLC was filed on May 24, 2011 as Exhibit (p)(13) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(14)

Code of Ethics of Astor Asset Management, LLC was filed on May 24, 2011 as Exhibit (p) (14) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement, and is hereby incorporated by reference...

(p)(15)

Code of Ethics of 7Twelve Advisors, LLC was filed on November 1, 2011 as Exhibit (p)(15) to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, and is hereby incorporated by reference..

(p)(16)	Code of Ethics of Beaumont Financial Partners, LLC (d.b.a. BFP Capital Management) to be filed by amendment.
(p)(17)	Code of Ethics of RJO Investment Management, LLC to be filed by amendment.
(p)(18)	Code of Ethics of W.E. Donoghue & Co., Inc. is filed herewith .

ITEM 29.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.    None.

ITEM 30.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of Arrow Investment Advisors, LLC, the Adviser to the Arrow DWA Balanced VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Advisor” and to the section of the Statement of Additional Information captioned “Investment Advisor and Advisory Agreement”.  The information required by this Item 26 with respect to each director, officer or partner of Arrow Investment Advisors LLC will be incorporated by reference to Form ADV filed by Arrow Investment Advisors LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No.  801-66595).

Certain information pertaining to the business and other connections of Dorsey, Wright & Associates, Inc., the Sub-Adviser to the Arrow DWA Balanced VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Advisor” and to the section of the Statement of Additional Information captioned “Sub-Adviser and Sub-Advisory Agreement”.  The information required by this Item 26 with respect to each director, officer or partner of Dorsey, Wright & Associates, Inc. is incorporated by reference to Form ADV filed by Dorsey, Wright & Associates, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-29045).

Certain information pertaining to the business and other connections of JNF Advisors, Inc.,  the Adviser to the JNF Equity Portfolio, JNF Money Market Portfolio and the JNF Balanced Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of JNF Advisors, Inc. will be incorporated by reference to Form ADV filed by JNF Advisors, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-67658).

Certain information pertaining to the business and other connections of Chicago Equity Partners, LLC,  the Sub-Adviser to the JNF Equity Portfolio and the JNF Balanced Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Adviser” and to the section of the Statement of Additional Information captioned “Sub-Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Chicago Equity Partners, LLC is incorporated by reference to Form ADV filed by Chicago Equity Partners, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-57280).

Certain information pertaining to the business and other connections of AIM Advisors, Inc.,  the Sub-Adviser to the JNF Money Market Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Adviser” and to the section of the Statement of Additional Information captioned “Sub-Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of AIM Advisors, Inc., is incorporated by reference to Form ADV filed by AIM Advisors, Inc., with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801- 57934) (Aim Private Asset Management, Inc.)

Certain information pertaining to the business and other connections of Critical Math Advisors, LLC,  the Adviser to the Adaptive Allocation Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Critical Math Advisors, LLC is incorporated by reference to Form ADV filed by Critical Math Advisors, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-65306).

Certain information pertaining to the business and other connections of Changing Parameters LLC,  the Adviser to the Changing Parameters Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Changing Parameters LLC is incorporated by reference to Form ADV filed by Changing Parameters LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-63495).

Certain information pertaining to the business and other connections of ValMark Advisers, Inc., the Adviser to TOPSTM   Capital Preservation ETF Portfolio, TOPSTM   Balanced ETF Portfolio, TOPSTM   Moderate Growth  ETF Portfolio ,TOPSTM   Growth ETF Portfolio, TOPSTM   Aggressive Growth ETF Portfolio, TOPSTM   Protected Balanced ETF Portfolio, TOPSTM   Protected Moderate Growth ETF Portfolio and TOPSTM   Protected Growth ETF Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of ValMark Advisers, Inc. is incorporated by reference to Form ADV filed by ValMark Advisers, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-55564).

Certain information pertaining to the business and other connections of Milliman, Inc, the Sub-Adviser to TOPSTM   Protected Balanced ETF Portfolio, TOPSTM   Protected Moderate Growth ETF Portfolio and TOPSTM   Protected Growth ETF Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Adviser” and to the section of the Statement of Additional Information captioned “Sub-Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Milliman, Inc. is incorporated by reference to Form ADV filed by Milliman, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-33315).

Certain information pertaining to the business and other connections of Avant Capital Management, LLC, the Adviser to Avant Gold Bullion Strategy VP Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Avant Capital Management, LLC. is incorporated by reference to Form ADV filed by Avant Capital Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-68387 ).

Certain information pertaining to the business and other connections of Astor Asset Management, LLC, the Adviser to Astor Long/Short ETF Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Astor Asset Management, LLC. is incorporated by reference to Form ADV filed by Astor Asset Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-61526 ).

Certain information pertaining to the business and other connections of 7Twelve Advisors, LLC, the Adviser to 7Twelve Balanced Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of 7Twelve Advisors, LLC is incorporated by reference to Form ADV filed by 7Twelve Advisors, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-71758).

Certain information pertaining to the business and other connections of Beaumont Financial Partners, LLC (d.b.a. BFP Capital Management), the Adviser to BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio and BCM Decathlon Aggressive Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of BFP Capital Management is incorporated by reference to Form ADV filed by BFP Capital Management with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-57100).

Certain information pertaining to the business and other connections of RJO Investment Management, LLC, the Adviser to Mariner Hyman Beck Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of RJO Investment Management, LLC is incorporated by reference to Form ADV filed by RJO Investment Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-71417).

Certain information pertaining to the business and other connections of W.E. Donoghue & Co., Inc, the Adviser to Power Income VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of W.E. Donoghue & Co., Inc. is incorporated by reference to Form ADV filed by W.E. Donoghue & Co., Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-27959).

ITEM 32.

PRINCIPAL UNDERWRITER.

(a)

Northern Lights Distributors, LLC (“NLD”), the principal underwriter to Adaptive Allocation Portfolio, Chariot Absolute Return All Opportunities Portfolio and Astor Long/Short ETF Fund also acts as principal underwriter for the following:

AdvisorOne Funds, Bryce Capital Funds, Copeland Trust, Epiphany Funds, Ladenburg Thalmann Alternative Strategies Fund, Miller Investment Trust, Nile Capital Investment Trust, North Country Funds, Northern Lights Fund Trust, Roge Partners Funds and The Saratoga Advantage Trust.

(b)

NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc.  The principal business address of NLD is 4020 South 147th Street, Omaha, Nebraska 68137.  NLD is an affiliate of Gemini Fund Services, LLC.  To the best of Registrant’s knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
W. Patrick Clarke	Manager	None
Brian Nielsen	Manager, President, Secretary	None
Daniel Applegarth	Treasurer	None

ITEM 33.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchanged Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Gemini Fund Services, LLC (“GFS”), located at 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.

Gemini Fund Services, LLC, located at 450 Wireless Blvd., Hauppauge, New York 11788, maintains all records required pursuant to Administrative Service Agreements with the Trust.

First National Bank of Omaha (‘FNBO”), located at 1620 Dodge Street, Omaha, NE 68197, provides custodian services to the Adaptive Allocation Portfolio pursuant to a Custody Agreement between FNBO and the Trust.

Bank of New York Mellon (‘BONY”), located at One Wall Street, New York, New York 10286, provides custodian services to the Arrow DWA Balanced VIT Fund, the JNF Equity Portfolio, JNF Money Market Portfolio and the JNF Balanced Portfolio pursuant to a Custody Agreement between BONY and the Trust.

Citibank, NA (‘Citibank”), located at One Sansome Street, 25th Fl., San Francisco, California 94105, provides custodian services to H.S. Dent Strategic Portfolio pursuant to a Custody Agreement between Citibank and the Trust.

Fifth Third Bank (“Fifth Third”), located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263, provides custodian services to Chariot Absolute Return All Opportunities Portfolio pursuant to a Custody Agreement between Fifth Third and the Trust.

Arrow Investment Advisors, LLC located at 2943 Olney-Sandy Spring Road, Suite A, Olney, Maryland 20832, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Arrow DWA Balanced VIT Fund.

Dorsey, Wright & Associates, Inc. located at with offices at 8014 Midlothian Turnpike, Richmond, Virginia 23235 and 595 East Colorado Blvd., Suite 307, Pasadena, CA  91101, pursuant to the Investment Advisory Agreement with Arrow Investment Advisors, LLC, maintains all records required pursuant to such agreement with respect to the Arrow DWA Balanced VIT Fund.

JNF Advisors, Inc. located at 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the JNF Equity Portfolio, JNF Money Market Portfolio and the JNF Balanced Portfolio.

Chicago Equity Partners, LLC located at 180 N. LaSalle Street, Suite 3800, Chicago, Illinois 60601, pursuant to the  Sub-Advisory Agreement with JNF Advisors, Inc., maintains all records required pursuant to such agreement with respect to the JNF Equity Portfolio and the JNF Balanced Portfolio.

Invesco Institutional, located at 11 Greenway Plaza, Suite 100, Houston, Texas, 77046-1173, pursuant to the Sub-Advisory Agreement with JNF Advisors, Inc., maintains all records required pursuant to such agreement with respect to the JNF Money Market Portfolio.

Critical Math Advisors, LLC located at 29 Emmons Drive, Suite A-20, Princeton, NJ 08540 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Adaptive Allocation Portfolio.

Changing Parameters LLC located at 250 Oak Grove Avenue, Suite A, Menlo Park, California 94025 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Changing Parameters Portfolio.

ValMark Advisers, Inc. located at 130 Springside Drive, Akron, OH 44333, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to TOPSTM   Capital Preservation ETF Portfolio, TOPSTM   Balanced ETF Portfolio, TOPSTM   Moderate Growth  ETF Portfolio ,TOPSTM   Growth ETF Portfolio, TOPSTM   Aggressive Growth ETF Portfolio, TOPSTM   Protected Balanced ETF Portfolio, TOPSTM   Protected Moderate Growth ETF Portfolio and TOPSTM   Protected Growth ETF Portfolio.

Milliman, Inc. located at 1301 Fifth Avenue, Suite 3800, Seattle, WA 98101, pursuant to the Sub-Advisory Agreement with ValMark Advisers, Inc., maintains all records required pursuant to such agreement with respect to TOPSTM   Protected Balanced ETF Portfolio, TOPSTM   Protected Moderate Growth ETF Portfolio and TOPSTM   Protected Growth ETF Portfolio.

Avant Capital Management, LLC located at 401 E. Las Olas Blvd, #130, Fort Lauderdale, FL 33301, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Avant Gold Bullion Strategy VP Fund.

Astor Asset Management, LLC located at 111 S. Wacker Drive, Suite 3910, Chicago, IL 606061, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Astor Long/Short ETF Portfolio.

7Twelve Advisors, LLC located at 1720 West End Ave., Suite 450, Nashville, TN 37203, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to 7Twelve Balanced Portfolio.

Beaumont Financial Partners, LLC (d.b.a. BFP Capital Management) located at 20 Walnut Street, Wellesley Hills, MA 02481, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to 7Twelve Balanced Portfolio.

RJO Investment Management, LLC located at 222 South Riverside Plaza, Suite 900, Chicago, IL, 60606, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Mariner Hyman Beck Portfolio.

W.E Donoghue & Co., Inc. located at 629 Washington Street, Norwood, MA 02062, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Power Income VIT Fund.

ITEM 34.

MANAGEMENT SERVICES.

Not applicable.

ITEM 35.

UNDERTAKINGS.

See item 30, above.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on this 16th day of April, 2012.

 NORTHERN LIGHTS VARIABLE TRUST

 (Registrant)

 /s/ Andrew Rogers

                                                            By:  Andrew Rogers, President and

Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Michael Miola* Michael Miola	Trustee & Chairman	April 16, 2012
John V. Palancia* John V. Palancia	Trustee	April 16, 2012
Gary Lanzen* Gary Lanzen	Trustee	April 16, 2012
Anthony Hertl* Anthony Hertl	Trustee	April 16, 2012
Mark Taylor* Mark Taylor	Trustee	April 16, 2012
/s/ Andrew Rogers Andrew Rogers	President and Principal Executive Officer	April 16, 2012
/s/ Kevin Wolf Kevin Wolf	Treasurer and Principal Accounting Officer	April 16, 2012

By:

/s/ James P. Ash

Date: April 16, 2012

James P. Ash

*Attorney-in-Fact – Pursuant to Powers of Attorney filed on April 7, 2011 and January 19, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 45 which is hereby incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Underwriting Agreement between the Registrant and Northern Lights Distributors LLC,	(e)
Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Minnesota Life Insurance	(h)(11)(3)

Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Principal Life Insurance Company, Princor Financial Services Corporation and Principal National Life Insurance Company

(h)(11)(4)
Participation Agreement between the Registrant, with respect to the TOPS Protected Portfolios and Kansas City Life Insurance Company	(h)(11)(5)
Participation Agreement between the Registrant, with respect to the TOPS Portfolios and PRUCO Life Insurance Company	(h)(11)(6)
Participation Agreement between the Registrant, with respect to the TOPS Portfolios and PRUCO Life Insurance Company of New Jersey	(h)(11)(7)
Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Ohio National Life Insurance Company	(h)(11)(8)
Participation Agreement between the Registrant, with respect to the TOPS Protected Portfolios and National Security Life and Annuity Company	(h)(11)(9)
Consent of Counsel	(i)
Consent of Independent Auditor	(j)(2)
Code of Ethics of W.E. Donoghue & Co., Inc.	(p)(18)